Not FDIC Insured May Lose Value No Bank Guarantee
38954_Q3PH

Schedule of Investments
(unaudited)
Putnam Dynamic Asset Allocation Balanced Fund 2
Notes to Schedule of Investments 69

Putnam Asset Allocation Funds
Schedule of Investments (unaudited), June 30, 2025
Putnam Dynamic Asset Allocation Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 72.9%
Aerospace & Defense 2.0%
a
AeroVironment, Inc. ................................. United States 547 $ 155,868
Airbus SE ......................................... France 19,935 4,170,417
a
Astronics Corp. ..................................... United States 3,638 121,800
a
Axon Enterprise, Inc. ................................. United States 466 385,820
Curtiss-Wright Corp. ................................. United States 1,906 931,176
Dassault Aviation SA ................................. France 706 249,622
General Dynamics Corp. .............................. United States 5,173 1,508,757
General Electric Co. ................................. United States 15,896 4,091,472
Lockheed Martin Corp. ............................... United States 20,846 9,654,617
Moog, Inc., A ....................................... United States 393 71,121
Northrop Grumman Corp. ............................. United States 9,777 4,888,305
a
Rocket Lab Corp. ................................... United States 3,781 135,246
RTX Corp. ........................................ United States 72,310 10,558,706
Textron, Inc. ....................................... United States 9,121 732,325
Thales SA ......................................... France 12,296 3,630,696
TransDigm Group, Inc. ............................... United States 2,053 3,121,874
a
V2X, Inc. .......................................... United States 3,073 149,194
44,557,016
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 6,107 697,725
FedEx Corp. ....................................... United States 20,611 4,685,086
Hub Group, Inc., A ................................... United States 5,594 187,008
United Parcel Service, Inc., B .......................... United States 7,111 717,784
6,287,603
Automobile Components 0.1%
a
Adient plc ......................................... United States 8,450 164,437
Aisin Corp. ........................................ Japan 66,900 855,812
a
American Axle & Manufacturing Holdings, Inc. .............. United States 45,542 185,811
Dana, Inc. ......................................... United States 24,623 422,284
a
Dorman Products, Inc. ............................... United States 582 71,394
a
Gentherm , Inc. ..................................... United States 2,481 70,188
a
Visteon Corp. ...................................... United States 4,767 444,761
2,214,687
Automobiles 1.1%
General Motors Co. .................................. United States 102,538 5,045,895
Subaru Corp. ...................................... Japan 44,300 768,002
a
Tesla, Inc. ......................................... United States 57,962 18,412,209
Toyota Motor Corp. .................................. Japan 18,000 310,014
24,536,120
Banks 3.7%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 178,174 1,043,169
AIB Group plc ...................................... Ireland 83,608 690,004
Amalgamated Financial Corp. .......................... United States 5,651 176,311
Ameris Bancorp .................................... United States 1,168 75,570
Associated Banc-Corp. ............................... United States 3,355 81,828
a
Axos Financial, Inc. .................................. United States 6,327 481,105
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 76,601 1,179,523
Banco de Sabadell SA ............................... Spain 96,252 306,423
Banco Santander SA ................................. Spain 291,810 2,416,443
Bank Hapoalim BM .................................. Israel 56,696 1,089,021
Bank Leumi Le-Israel BM ............................. Israel 71,748 1,334,911
Bank of America Corp. ............................... United States 192,882 9,127,176
Bank of NT Butterfield & Son Ltd. (The) ................... United States 4,140 183,319

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Banner Corp. ...................................... United States 1,018 $ 65,305
Barclays plc ....................................... United Kingdom 381,464 1,762,658
Berkshire Hills Bancorp, Inc. ........................... United States 4,008 100,360
BNP Paribas SA .................................... France 28,422 2,549,502
BOC Hong Kong Holdings Ltd. ......................... China 42,500 185,013
Cathay General Bancorp .............................. United States 9,444 429,985
Central Pacific Financial Corp. ......................... United States 5,056 141,720
Citigroup, Inc. ...................................... United States 246,151 20,952,373
Citizens Financial Group, Inc. .......................... United States 17,087 764,643
Credit Agricole SA ................................... France 20,611 389,925
a
Customers Bancorp, Inc. .............................. United States 6,686 392,736
Enterprise Financial Services Corp. ...................... United States 4,413 243,156
Erste Group Bank AG ................................ Austria 8,948 761,701
FB Financial Corp. .................................. United States 1,516 68,675
Financial Institutions, Inc. ............................. United States 2,782 71,442
First Bancorp ...................................... United States 20,696 431,098
First Financial Corp. ................................. United States 1,558 84,428
First Horizon Corp. .................................. United States 34,120 723,344
First Merchants Corp. ................................ United States 838 32,095
Hancock Whitney Corp. ............................... United States 8,512 488,589
Hanmi Financial Corp. ................................ United States 5,436 134,160
Heritage Commerce Corp. ............................. United States 7,950 78,943
Hilltop Holdings, Inc. ................................. United States 9,701 294,425
Hope Bancorp, Inc. .................................. United States 3,152 33,821
HSBC Holdings plc .................................. United Kingdom 253,356 3,064,643
Independent Bank Corp. .............................. United States 2,538 82,257
Intesa Sanpaolo SpA ................................. Italy 270,973 1,560,916
JPMorgan Chase & Co. ............................... United States 15,175 4,399,384
Lloyds Banking Group plc ............................. United Kingdom 1,865,172 1,961,262
Mercantile Bank Corp. ................................ United States 1,510 70,079
a
Metropolitan Bank Holding Corp. ........................ United States 1,196 83,720
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 260,600 3,552,914
National Bank Holdings Corp., A ........................ United States 2,014 75,747
National Bank of Greece SA ........................... Greece 128,114 1,633,550
NatWest Group plc .................................. United Kingdom 483,353 3,394,566
Northrim BanCorp , Inc. ............................... United States 979 91,302
Northwest Bancshares, Inc. ............................ United States 5,516 70,494
OceanFirst Financial Corp. ............................ United States 6,417 113,003
OFG Bancorp ...................................... United States 6,093 260,780
Pacific Premier Bancorp, Inc. .......................... United States 5,513 116,269
Pathward Financial, Inc. .............................. United States 4,782 378,352
PNC Financial Services Group, Inc. (The) ................. United States 26,441 4,929,131
Popular, Inc. ....................................... United States 6,578 724,961
Preferred Bank ..................................... United States 2,396 207,362
Simmons First National Corp., A ........................ United States 10,553 200,085
Sumitomo Mitsui Financial Group, Inc. .................... Japan 64,200 1,616,618
a
Third Coast Bancshares, Inc. .......................... United States 2,258 73,769
Towne Bank ....................................... United States 2,165 74,000
Trustmark Corp. .................................... United States 8,033 292,883
UniCredit SpA ...................................... Italy 25,953 1,741,015
Univest Financial Corp. ............................... United States 3,269 98,201
Veritex Holdings, Inc. ................................ United States 11,494 299,993
Webster Financial Corp. .............................. United States 12,750 696,150
Wells Fargo & Co. ................................... United States 12,043 964,885
Westamerica BanCorp ............................... United States 1,398 67,719
WSFS Financial Corp. ................................ United States 1,235 67,925

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Zions Bancorp NA ................................... United States 14,068 $ 730,692
83,059,527
Beverages 0.7%
Asahi Group Holdings Ltd. ............................. Japan 83,100 1,110,809
a
Boston Beer Co., Inc. (The), A .......................... United States 2,928 558,692
Carlsberg A/S, B .................................... Denmark 1,717 243,270
Coca-Cola Co. (The) ................................. United States 114,551 8,104,483
Coca-Cola Consolidated, Inc. .......................... United States 5,970 666,551
Coca-Cola Europacific Partners plc ...................... United Kingdom 14,684 1,361,501
Coca-Cola HBC AG ................................. Italy 18,143 947,838
Keurig Dr Pepper, Inc. ................................ United States 20,479 677,036
a
Monster Beverage Corp. .............................. United States 13,624 853,407
PepsiCo, Inc. ...................................... United States 5,018 662,577
15,186,164
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 46,665 8,661,957
a
ACADIA Pharmaceuticals, Inc. ......................... United States 18,897 407,608
a
ADMA Biologics, Inc. ................................. United States 10,552 192,152
a
Agios Pharmaceuticals, Inc. ........................... United States 9,555 317,799
a
Akero Therapeutics, Inc. .............................. United States 1,533 81,801
a
Alkermes plc ....................................... United States 2,444 69,923
a
Alnylam Pharmaceuticals, Inc. .......................... United States 2,379 775,768
Amgen, Inc. ....................................... United States 2,522 704,168
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 6,573 85,515
a
BioCryst Pharmaceuticals, Inc. ......................... United States 38,115 341,510
a
Biohaven Ltd. ...................................... United States 4,793 67,629
a
Blueprint Medicines Corp. ............................. United States 830 106,389
a
CareDx , Inc. ....................................... United States 3,901 76,226
a
Catalyst Pharmaceuticals, Inc. ......................... United States 4,993 108,348
CSL Ltd. .......................................... United States 591 93,355
a
Exelixis , Inc. ....................................... United States 76,575 3,375,043
a
Genmab A/S ....................................... Denmark 2,428 504,219
a
Humacyte , Inc. ..................................... United States 82,786 173,023
a
Incyte Corp. ....................................... United States 42,518 2,895,476
a
Inhibrx Biosciences, Inc. .............................. United States 4,269 60,919
a
Insmed , Inc. ....................................... United States 8,972 902,942
a
Keros Therapeutics, Inc. .............................. United States 21,084 281,471
a
Kiniksa Pharmaceuticals International plc, A ............... United States 13,185 364,829
a
Mineralys Therapeutics, Inc. ........................... United States 4,537 61,386
a
Monte Rosa Therapeutics, Inc. ......................... United States 16,262 73,342
a
Natera , Inc. ........................................ United States 4,355 735,734
a
Neurocrine Biosciences, Inc. ........................... United States 31,592 3,970,798
a
Nurix Therapeutics, Inc. .............................. United States 6,408 72,987
a
Protagonist Therapeutics, Inc. .......................... United States 7,845 433,593
a
Prothena Corp. plc .................................. Ireland 10,748 65,240
a
PTC Therapeutics, Inc. ............................... United States 7,943 387,936
Regeneron Pharmaceuticals, Inc. ....................... United States 9,286 4,875,150
a
Relay Therapeutics, Inc. .............................. United States 59,943 207,403
a
Rhythm Pharmaceuticals, Inc. .......................... United States 1,308 82,653
a
Sage Therapeutics, Inc. .............................. United States 27,904 254,485
a
Scholar Rock Holding Corp. ........................... United States 2,217 78,526
a
Stoke Therapeutics, Inc. .............................. United States 11,372 129,072
a
Summit Therapeutics, Inc. ............................. United States 15,801 336,245
a
Tango Therapeutics, Inc. .............................. United States 23,807 121,892
a
Travere Therapeutics, Inc. ............................. United States 4,301 63,655

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Vir Biotechnology, Inc. ................................ United States 40,882 $ 206,045
32,804,212
Broadline Retail 3.0%
a
Amazon.com, Inc. ................................... United States 280,860 61,617,876
eBay, Inc. ......................................... United States 10,005 744,972
a
Etsy, Inc. .......................................... United States 14,590 731,834
JD.com, Inc., A ..................................... China 29,450 480,987
Next plc .......................................... United Kingdom 2,115 361,229
Prosus NV ........................................ China 37,040 2,078,185
Ryohin Keikaku Co. Ltd. .............................. Japan 24,000 1,151,010
67,166,093
Building Products 0.7%
Allegion plc ........................................ United States 4,930 710,512
Apogee Enterprises, Inc. .............................. United States 4,418 179,371
Cie de Saint-Gobain SA .............................. France 32,767 3,849,311
a
Gibraltar Industries, Inc. .............................. United States 1,300 76,700
Johnson Controls International plc ....................... United States 52,063 5,498,894
Owens Corning ..................................... United States 4,913 675,636
a
Resideo Technologies, Inc. ............................ United States 5,270 116,256
Trane Technologies plc ............................... United States 10,749 4,701,720
UFP Industries, Inc. .................................. United States 4,367 433,905
16,242,305
Capital Markets 2.9%
3i Group plc ....................................... United Kingdom 32,152 1,819,553
Ameriprise Financial, Inc. ............................. United States 1,273 679,438
Bank of New York Mellon Corp. (The) .................... United States 7,699 701,456
BlackRock, Inc. ..................................... United States 3,171 3,327,172
Charles Schwab Corp. (The) ........................... United States 57,713 5,265,734
CME Group, Inc. .................................... United States 18,494 5,097,316
Deutsche Bank AG .................................. Germany 24,396 723,230
Deutsche Boerse AG ................................. Germany 11,130 3,636,055
b
Euronext NV, 144A, Reg S ............................ Netherlands 19,281 3,303,645
Goldman Sachs Group, Inc. (The) ....................... United States 23,544 16,663,266
Intercontinental Exchange, Inc. ......................... United States 3,775 692,599
London Stock Exchange Group plc ...................... United Kingdom 17,484 2,556,986
Morgan Stanley ..................................... United States 5,283 744,163
Nasdaq, Inc. ....................................... United States 30,382 2,716,758
Northern Trust Corp. ................................. United States 6,464 819,571
S&P Global, Inc. .................................... United States 3,267 1,722,656
SBI Holdings, Inc. ................................... Japan 55,000 1,916,483
State Street Corp. ................................... United States 86,208 9,167,359
a
StoneX Group, Inc. .................................. United States 4,914 447,862
UBS Group AG ..................................... Switzerland 24,117 818,815
Virtu Financial, Inc., A ................................ United States 20,832 933,065
Virtus Investment Partners, Inc. ......................... United States 1,234 223,848
63,977,030
Chemicals 1.3%
Air Liquide SA ...................................... France 3,473 716,136
Akzo Nobel NV ..................................... Netherlands 18,774 1,317,253
Avient Corp. ....................................... United States 3,538 114,313
a
Axalta Coating Systems Ltd. ........................... United States 21,785 646,797
Balchem Corp. ..................................... United States 459 73,073
Cabot Corp. ....................................... United States 890 66,750
CF Industries Holdings, Inc. ........................... United States 8,573 788,716

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Corteva, Inc. ....................................... United States 67,996 $ 5,067,742
DuPont de Nemours, Inc. ............................. United States 40,478 2,776,386
Eastman Chemical Co. ............................... United States 20,369 1,520,749
Ecolab, Inc. ........................................ United States 2,679 721,830
Huntsman Corp. .................................... United States 56,809 591,950
a
Ingevity Corp. ...................................... United States 1,613 69,504
Innospec, Inc. ...................................... United States 2,394 201,311
a
Intrepid Potash, Inc. ................................. United States 1,929 68,923
Linde plc .......................................... United States 5,906 2,770,977
LyondellBasell Industries NV, A ......................... United States 11,853 685,815
Mativ Holdings, Inc. .................................. United States 5,803 39,576
Minerals Technologies, Inc. ............................ United States 5,520 303,986
Mosaic Co. (The) ................................... United States 19,523 712,199
NewMarket Corp. ................................... United States 1,083 748,201
Nippon Sanso Holdings Corp. .......................... Japan 21,700 821,161
NOF Corp. ........................................ Japan 57,700 1,105,690
a
Perimeter Solutions, Inc. .............................. United States 26,093 363,215
PPG Industries, Inc. ................................. United States 15,892 1,807,715
a
Rayonier Advanced Materials, Inc. ....................... United States 17,742 68,307
Sherwin-Williams Co. (The) ............................ United States 8,405 2,885,941
Shin-Etsu Chemical Co. Ltd. ........................... Japan 51,300 1,694,028
28,748,244
Commercial Services & Supplies 0.4%
ACCO Brands Corp. ................................. United States 18,568 66,473
a
BrightView Holdings, Inc. .............................. United States 7,529 125,358
Brink's Co. (The) .................................... United States 4,205 375,465
a
Cimpress plc ....................................... Ireland 1,570 73,790
a
Copart, Inc. ........................................ United States 48,597 2,384,655
a
CoreCivic , Inc. ..................................... United States 6,485 136,639
a
GEO Group, Inc. (The) ............................... United States 2,818 67,491
HNI Corp. ......................................... United States 1,455 71,557
Interface, Inc., A .................................... United States 14,798 309,722
a
OPENLANE, Inc. ................................... United States 3,013 73,668
Republic Services, Inc., A ............................. United States 2,750 678,178
Steelcase, Inc., A ................................... United States 6,968 72,676
TOPPAN Holdings, Inc. ............................... Japan 30,800 836,744
UniFirst Corp. ...................................... United States 362 68,136
Veralto Corp. ....................................... United States 6,732 679,595
Waste Connections, Inc. .............................. United States 13,186 2,462,090
Waste Management, Inc. .............................. United States 2,965 678,451
9,160,688
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 15,861 1,622,739
a
Calix, Inc. ......................................... United States 5,238 278,609
Cisco Systems, Inc. ................................. United States 113,577 7,879,972
a
CommScope Holding Co., Inc. ......................... United States 6,125 50,715
a
Extreme Networks, Inc. ............................... United States 24,508 439,919
a
F5, Inc. ........................................... United States 2,417 711,372
Juniper Networks, Inc. ................................ United States 18,258 729,042
Motorola Solutions, Inc. ............................... United States 10,222 4,297,942
a
NETGEAR, Inc. ..................................... United States 10,671 310,206
a
NetScout Systems, Inc. ............................... United States 3,588 89,018
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 93,132 795,843
Ubiquiti, Inc. ....................................... United States 2,702 1,112,278

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Viavi Solutions, Inc. .................................. United States 7,245 $ 72,957
18,390,612
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 2,060 143,186
Argan, Inc. ........................................ United States 2,057 453,527
a
Limbach Holdings, Inc. ............................... United States 707 99,051
Primoris Services Corp. ............................... United States 6,258 487,748
a
Sterling Infrastructure, Inc. ............................ United States 2,700 622,971
a
Tutor Perini Corp. ................................... United States 10,902 509,996
Vinci SA .......................................... France 24,904 3,672,602
5,989,081
Construction Materials 0.5%
a
Amrize Ltd. ........................................ United States 15,655 780,925
Buzzi SpA ......................................... Italy 18,353 1,017,859
CRH plc, (GBP Traded) ............................... United States 19,418 1,792,470
CRH plc, (USD Traded) ............................... United States 40,791 3,744,614
Heidelberg Materials AG .............................. Germany 2,742 645,732
Holcim AG ........................................ United States 15,655 1,162,527
Vulcan Materials Co. ................................. United States 7,775 2,027,875
11,172,002
Consumer Finance 0.6%
Ally Financial, Inc. ................................... United States 18,617 725,132
American Express Co. ............................... United States 2,293 731,421
Bread Financial Holdings, Inc. .......................... United States 7,954 454,333
Capital One Financial Corp. ........................... United States 36,596 7,786,165
a
Enova International, Inc. .............................. United States 3,972 442,957
a
LendingClub Corp. .................................. United States 29,046 349,423
PROG Holdings, Inc. ................................. United States 8,628 253,232
SLM Corp. ........................................ United States 20,645 676,950
Synchrony Financial ................................. United States 11,592 773,650
12,193,263
Consumer Staples Distribution & Retail 1.5%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 23,110 2,491,951
Coles Group Ltd. .................................... Australia 5,930 81,313
Costco Wholesale Corp. .............................. United States 1,636 1,619,542
Koninklijke Ahold Delhaize NV .......................... Netherlands 33,551 1,401,306
a
Maplebear , Inc. ..................................... United States 37,583 1,700,255
Marks & Spencer Group plc ........................... United Kingdom 14,734 71,711
a
Sprouts Farmers Market, Inc. .......................... United States 4,862 800,480
Target Corp. ....................................... United States 25,061 2,472,267
Tesco plc ......................................... United Kingdom 602,628 3,322,603
a
United Natural Foods, Inc. ............................. United States 2,586 60,280
Walmart, Inc. ...................................... United States 194,268 18,995,525
33,017,233
Containers & Packaging 0.2%
Ball Corp. ......................................... United States 29,542 1,657,011
Crown Holdings, Inc. ................................. United States 7,190 740,426
a
O-I Glass, Inc. ...................................... United States 6,290 92,715
Packaging Corp. of America ........................... United States 3,583 675,216
Sealed Air Corp. .................................... United States 21,462 665,966
3,831,334

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 81,509 $ 690,381
a
Coursera, Inc. ...................................... United States 42,427 371,660
a
Duolingo, Inc., A .................................... United States 1,686 691,294
a
Frontdoor , Inc. ..................................... United States 8,348 492,031
a
Laureate Education, Inc. .............................. United States 19,281 450,790
a
Udemy, Inc. ........................................ United States 9,886 69,499
2,765,655
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 7,742 138,040
Broadstone Net Lease, Inc. ............................ United States 5,018 80,539
Covivio SA ........................................ France 1,402 88,892
WP Carey, Inc. ..................................... United States 11,360 708,637
1,016,108
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 139,828 4,046,622
a
Bandwidth, Inc., A ................................... United States 8,673 137,901
Deutsche Telekom AG ................................ Germany 27,882 1,020,582
IDT Corp., B ....................................... United States 3,659 249,983
Koninklijke KPN NV ................................. Netherlands 59,169 288,638
a
Lumen Technologies, Inc. ............................. United States 116,004 508,097
Telstra Group Ltd. ................................... Australia 287,944 918,145
Verizon Communications, Inc. .......................... United States 15,687 678,776
7,848,744
Electric Utilities 1.5%
ALLETE, Inc. ...................................... United States 1,693 108,470
American Electric Power Co., Inc. ....................... United States 6,687 693,843
Duke Energy Corp. .................................. United States 5,912 697,616
Edison International ................................. United States 105,888 5,463,821
Exelon Corp. ....................................... United States 130,078 5,647,987
Iberdrola SA ....................................... Spain 273,763 5,266,661
NextEra Energy, Inc. ................................. United States 75,988 5,275,087
NRG Energy, Inc. ................................... United States 31,583 5,071,598
Otter Tail Corp. ..................................... United States 890 68,610
PG&E Corp. ....................................... United States 88,920 1,239,545
Portland General Electric Co. .......................... United States 2,755 111,936
PPL Corp. ......................................... United States 85,991 2,914,235
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 150,400 500,640
TXNM Energy, Inc. .................................. United States 1,450 81,664
33,141,713
Electrical Equipment 0.7%
ABB Ltd. .......................................... Switzerland 30,490 1,827,230
Allient , Inc. ........................................ United States 3,742 135,872
AMETEK, Inc. ...................................... United States 3,965 717,506
Eaton Corp. plc ..................................... United States 2,205 787,163
EnerSys .......................................... United States 4,420 379,103
GE Vernova , Inc. .................................... United States 2,138 1,131,323
a
Generac Holdings, Inc. ............................... United States 5,665 811,285
Mitsubishi Electric Corp. .............................. Japan 85,800 1,845,470
a
NANO Nuclear Energy, Inc. ............................ United States 7,630 263,159
a
NEXTracker, Inc., A .................................. United States 2,067 112,383
a
NuScale Power Corp., A .............................. United States 3,487 137,946
Powell Industries, Inc. ................................ United States 898 188,984
Prysmian SpA ...................................... Italy 23,819 1,686,367
Schneider Electric SE ................................ United States 7,176 1,926,647

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
SES AI Corp. ...................................... United States 117,728 $ 104,578
Vertiv Holdings Co., A ................................ United States 32,775 4,208,638
a
Vicor Corp. ........................................ United States 1,612 73,120
16,336,774
Electronic Equipment, Instruments & Components 0.2%
a
Arlo Technologies, Inc. ............................... United States 15,822 268,341
Belden, Inc. ....................................... United States 765 88,587
Benchmark Electronics, Inc. ........................... United States 1,937 75,214
a
FARO Technologies, Inc. .............................. United States 803 35,268
a
Itron , Inc. ......................................... United States 4,140 544,948
a
Keysight Technologies, Inc. ............................ United States 4,261 698,207
a
nLight , Inc. ........................................ United States 5,255 103,418
a
Plexus Corp. ....................................... United States 532 71,985
a
Sanmina Corp. ..................................... United States 1,102 107,809
a
ScanSource, Inc. ................................... United States 1,907 79,732
a
TTM Technologies, Inc. ............................... United States 11,372 464,205
a
Zebra Technologies Corp., A ........................... United States 2,336 720,329
3,258,043
Energy Equipment & Services 0.3%
ChampionX Corp. ................................... United States 18,823 467,563
Halliburton Co. ..................................... United States 159,187 3,244,231
Kodiak Gas Services, Inc. ............................. United States 1,888 64,702
a
Oceaneering International, Inc. ......................... United States 15,226 315,483
a
Oil States International, Inc. ........................... United States 18,060 96,802
TechnipFMC plc .................................... United Kingdom 24,910 857,900
Weatherford International plc ........................... United States 14,938 751,531
5,798,212
Entertainment 1.7%
Cinemark Holdings, Inc. .............................. United States 2,412 72,794
a
Live Nation Entertainment, Inc. ......................... United States 13,913 2,104,759
a
Netflix, Inc. ........................................ United States 18,910 25,322,948
Nexon Co. Ltd. ..................................... Japan 25,200 507,568
Nintendo Co. Ltd. ................................... Japan 25,300 2,429,555
a
ROBLOX Corp., A ................................... United States 13,582 1,428,827
a
Spotify Technology SA ................................ United States 6,242 4,789,736
Universal Music Group NV ............................ Netherlands 43,107 1,398,415
38,054,602
Financial Services 2.7%
Apollo Global Management, Inc. ........................ United States 26,559 3,767,925
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 3,049 122,875
a
Berkshire Hathaway, Inc., B ............................ United States 6,272 3,046,749
Compass Diversified Holdings .......................... United States 9,174 57,613
Corebridge Financial, Inc. ............................. United States 21,471 762,221
Equitable Holdings, Inc. ............................... United States 86,829 4,871,107
Essent Group Ltd. ................................... United States 1,501 91,156
EXOR NV ......................................... Netherlands 10,768 1,087,003
a
Fiserv, Inc. ........................................ United States 4,181 720,846
Global Payments, Inc. ................................ United States 8,688 695,388
Investor AB, B ...................................... Sweden 44,081 1,306,269
Jackson Financial, Inc., A ............................. United States 5,960 529,188
Mastercard, Inc., A .................................. United States 43,378 24,375,833
Merchants Bancorp .................................. United States 4,016 132,809
MGIC Investment Corp. ............................... United States 28,156 783,863
a
Mr. Cooper Group, Inc. ............................... United States 4,410 658,016

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
NMI Holdings, Inc., A ................................. United States 7,250 $ 305,878
Pagseguro Digital Ltd., A .............................. Brazil 43,491 419,253
a
Payoneer Global, Inc. ................................ United States 9,576 65,596
a
PayPal Holdings, Inc. ................................ United States 106,813 7,938,342
a
Paysafe Ltd. ....................................... United States 5,780 72,944
PennyMac Financial Services, Inc. ...................... United States 2,077 206,952
Visa, Inc., A ........................................ United States 22,384 7,947,439
Western Union Co. (The) .............................. United States 70,207 591,143
60,556,408
Food Products 0.4%
Ajinomoto Co., Inc. .................................. Japan 15,600 423,121
Associated British Foods plc ........................... United Kingdom 44,970 1,270,599
Calavo Growers, Inc. ................................. United States 2,647 70,384
Cal-Maine Foods, Inc. ................................ United States 4,675 465,770
Danone SA ........................................ France 14,267 1,167,374
Dole plc .......................................... United States 22,137 309,697
Fresh Del Monte Produce, Inc. ......................... United States 6,681 216,598
Hormel Foods Corp. ................................. United States 23,014 696,173
Ingredion, Inc. ...................................... United States 4,922 667,522
Mondelez International, Inc., A .......................... United States 10,530 710,143
Nestle SA ......................................... United States 6,723 668,443
Nissin Foods Holdings Co. Ltd. ......................... Japan 9,600 199,441
a
Seneca Foods Corp., A ............................... United States 789 80,028
a
Simply Good Foods Co. (The) .......................... United States 2,097 66,244
Tyson Foods, Inc., A ................................. United States 12,391 693,153
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 1,690,000 1,628,809
9,333,499
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 8,531 722,661
New Jersey Resources Corp. .......................... United States 9,132 409,296
Northwest Natural Holding Co. ......................... United States 2,097 83,293
Spire, Inc. ......................................... United States 911 66,494
1,281,744
Ground Transportation 0.5%
Canadian National Railway Co. ......................... Canada 7,363 767,201
Canadian Pacific Kansas City Ltd. ....................... Canada 37,277 2,954,948
CSX Corp. ........................................ United States 22,600 737,438
a
Lyft, Inc., A ........................................ United States 41,963 661,337
a
Uber Technologies, Inc. ............................... United States 21,467 2,002,871
Union Pacific Corp. .................................. United States 21,682 4,988,594
12,112,389
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 5,130 697,731
a
AngioDynamics , Inc. ................................. United States 8,960 88,883
a
AtriCure , Inc. ....................................... United States 2,259 74,027
a
Avanos Medical, Inc. ................................. United States 5,484 67,124
a
Axogen , Inc. ....................................... United States 9,011 97,769
Becton Dickinson & Co. ............................... United States 8,446 1,454,824
BioMerieux ........................................ France 2,566 354,920
a
Bioventus, Inc., A ................................... United States 11,030 73,019
a
Boston Scientific Corp. ............................... United States 29,178 3,134,009
a
Dexcom, Inc. ....................................... United States 7,942 693,257
a
Edwards Lifesciences Corp. ........................... United States 8,850 692,158
a
Glaukos Corp. ...................................... United States 1,147 118,474

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Hologic, Inc. ....................................... United States 12,283 $ 800,360
Hoya Corp. ........................................ Japan 30,300 3,598,492
a
IDEXX Laboratories, Inc. .............................. United States 3,102 1,663,727
a
Insulet Corp. ....................................... United States 2,119 665,747
a
Intuitive Surgical, Inc. ................................ United States 8,048 4,373,364
a
Lantheus Holdings, Inc. ............................... United States 5,153 421,825
a
LivaNova plc ....................................... United States 5,480 246,710
Medtronic plc ...................................... United States 54,622 4,761,400
a
Novocure Ltd. ...................................... United States 20,153 358,723
Olympus Corp. ..................................... Japan 39,400 468,006
a
Surmodics , Inc. ..................................... United States 2,222 66,016
24,970,565
Health Care Providers & Services 1.1%
a
Addus HomeCare Corp. .............................. United States 587 67,616
Cardinal Health, Inc. ................................. United States 4,481 752,808
a
Castle Biosciences, Inc. .............................. United States 16,154 329,865
Cencora , Inc. ...................................... United States 2,367 709,745
Chemed Corp. ..................................... United States 1,192 580,421
Cigna Group (The) .................................. United States 17,549 5,801,348
Elevance Health, Inc. ................................ United States 1,681 653,842
Fresenius SE & Co. KGaA ............................. Germany 2,552 128,424
a
GeneDx Holdings Corp., A ............................. United States 1,007 92,956
a
Guardant Health, Inc. ................................ United States 12,480 649,459
a
Hims & Hers Health, Inc. .............................. United States 7,571 377,414
Humana, Inc. ...................................... United States 2,716 664,008
McKesson Corp. .................................... United States 9,544 6,993,652
a
Option Care Health, Inc. .............................. United States 7,269 236,097
Select Medical Holdings Corp. .......................... United States 12,139 184,270
Sonic Healthcare Ltd. ................................ Australia 37,912 669,192
a
Tenet Healthcare Corp. ............................... United States 4,113 723,888
UnitedHealth Group, Inc. .............................. United States 15,641 4,879,523
Universal Health Services, Inc., B ....................... United States 3,544 641,996
25,136,524
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 2,812 103,313
CareTrust REIT, Inc. ................................. United States 17,178 525,647
LTC Properties, Inc. ................................. United States 968 33,502
National Health Investors, Inc. .......................... United States 980 68,718
Omega Healthcare Investors, Inc. ....................... United States 18,487 677,548
Sabra Health Care REIT, Inc. .......................... United States 4,902 90,393
1,499,121
Health Care Technology 0.3%
a
Doximity, Inc., A .................................... United States 13,087 802,757
a
Health Catalyst, Inc. ................................. United States 15,526 58,533
HealthStream, Inc. .................................. United States 3,236 89,540
a
Phreesia, Inc. ...................................... United States 10,667 303,583
a
Teladoc Health, Inc. ................................. United States 34,128 297,255
a
Veeva Systems, Inc., A ............................... United States 18,726 5,392,713
a
Waystar Holding Corp. ............................... United States 5,144 210,235
7,154,616
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 5,663 66,087
Ryman Hospitality Properties, Inc. ....................... United States 4,086 403,166

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ........................... United States 3,016 $ 37,911
507,164
Hotels, Restaurants & Leisure 1.7%
Accor SA ......................................... France 25,989 1,362,043
a
Airbnb, Inc., A ...................................... United States 5,324 704,578
Aristocrat Leisure Ltd. ................................ Australia 30,335 1,299,697
Booking Holdings, Inc. ............................... United States 141 816,283
a
Brinker International, Inc. ............................. United States 3,485 628,450
a
Chipotle Mexican Grill, Inc., A .......................... United States 69,937 3,926,963
Compass Group plc ................................. United Kingdom 81,287 2,753,354
a
DoorDash , Inc., A ................................... United States 50,763 12,513,587
a
DraftKings, Inc., A ................................... United States 52,012 2,230,795
b
FDJ United, 144A, Reg S ............................. France 7,761 304,544
Golden Entertainment, Inc. ............................ United States 2,444 71,927
Hilton Worldwide Holdings, Inc. ......................... United States 24,321 6,477,655
InterContinental Hotels Group plc ....................... United Kingdom 3,353 383,366
International Game Technology plc ...................... United States 25,715 406,554
a
Life Time Group Holdings, Inc. ......................... United States 2,445 74,157
a
MakeMyTrip Ltd. .................................... India 4,788 469,320
Monarch Casino & Resort, Inc. ......................... United States 908 78,487
Red Rock Resorts, Inc., A ............................. United States 1,729 89,960
Starbucks Corp. .................................... United States 26,280 2,408,036
36,999,756
Household Durables 0.5%
DR Horton, Inc. ..................................... United States 5,654 728,914
Garmin Ltd. ........................................ United States 3,404 710,483
a
Hovnanian Enterprises, Inc., A .......................... United States 694 72,558
KB Home ......................................... United States 1,306 69,179
a
M/I Homes, Inc. ..................................... United States 2,956 331,427
PulteGroup, Inc. .................................... United States 56,750 5,984,855
a
Sonos, Inc. ........................................ United States 7,008 75,756
Sony Group Corp. ................................... Japan 90,300 2,347,829
a
Taylor Morrison Home Corp., A ......................... United States 8,129 499,283
Toll Brothers, Inc. ................................... United States 6,637 757,481
a
Tri Pointe Homes, Inc. ................................ United States 13,900 444,105
12,021,870
Household Products 0.7%
Clorox Co. (The) .................................... United States 5,118 614,518
Colgate-Palmolive Co. ............................... United States 59,569 5,414,822
Energizer Holdings, Inc. .............................. United States 2,882 58,101
Kimberly-Clark Corp. ................................. United States 17,293 2,229,414
Procter & Gamble Co. (The) ........................... United States 38,997 6,213,002
Reckitt Benckiser Group plc ........................... United Kingdom 11,553 787,071
Unilever Indonesia Tbk . PT ............................ Indonesia 5,060,100 452,374
15,769,302
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 7,537 314,958
Vistra Corp. ........................................ United States 4,418 856,252
1,171,210
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 4,583 697,716
DCC plc .......................................... United Kingdom 5,167 335,341

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Honeywell International, Inc. ........................... United States 20,643 $ 4,807,342
Jardine Matheson Holdings Ltd. ........................ Hong Kong 15,700 754,585
Sekisui Chemical Co. Ltd. ............................. Japan 22,600 409,301
Siemens AG ....................................... Germany 3,856 990,445
Smiths Group plc ................................... United Kingdom 15,311 472,258
8,466,988
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. ........................ United States 13,238 637,145
Prologis, Inc. ....................................... United States 25,831 2,715,355
3,352,500
Insurance 1.9%
Aflac, Inc. ......................................... United States 6,567 692,556
AIA Group Ltd. ..................................... Hong Kong 171,800 1,556,241
Allianz SE ......................................... Germany 5,361 2,175,674
Allstate Corp. (The) .................................. United States 24,968 5,026,308
American International Group, Inc. ...................... United States 50,896 4,356,189
AXA SA ........................................... France 4,167 204,621
Axis Capital Holdings Ltd. ............................. United States 7,663 795,573
a
Brighthouse Financial, Inc. ............................ United States 11,352 610,397
Chubb Ltd. ........................................ United States 2,259 654,477
CNO Financial Group, Inc. ............................ United States 10,836 418,053
Dai-ichi Life Holdings, Inc. ............................. Japan 30,900 234,921
a
Enstar Group Ltd. ................................... United States 1,301 437,604
Everest Group Ltd. .................................. United States 1,996 678,341
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 5,206 86,315
a
Genworth Financial, Inc., A ............................ United States 58,231 453,037
Globe Life, Inc. ..................................... United States 14,191 1,763,799
a
Hamilton Insurance Group Ltd., B ....................... United States 16,819 363,627
Hanover Insurance Group, Inc. (The) ..................... United States 1,936 328,868
a
Heritage Insurance Holdings, Inc. ....................... United States 3,826 95,420
Horace Mann Educators Corp. ......................... United States 4,846 208,233
Mercury General Corp. ............................... United States 595 40,067
MetLife, Inc. ....................................... United States 80,593 6,481,289
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen Germany 1,850 1,201,269
NN Group NV ...................................... Netherlands 1,950 129,751
Old Republic International Corp. ........................ United States 19,437 747,158
b
Poste Italiane SpA , 144A, Reg S ........................ Italy 7,269 156,181
Primerica, Inc. ...................................... United States 2,509 686,638
Progressive Corp. (The) .............................. United States 12,224 3,262,097
Prudential Financial, Inc. .............................. United States 6,244 670,855
Prudential plc ...................................... Hong Kong 145,424 1,820,163
QBE Insurance Group Ltd. ............................ Australia 18,257 281,142
Reinsurance Group of America, Inc. ..................... United States 3,419 678,193
a
SiriusPoint Ltd. ..................................... Sweden 5,340 108,883
Talanx AG ......................................... Germany 6,084 788,740
Travelers Cos., Inc. (The) ............................. United States 2,407 643,969
Unipol Assicurazioni SpA .............................. Italy 5,902 116,888
Universal Insurance Holdings, Inc. ....................... United States 4,654 129,055
Unum Group ....................................... United States 8,458 683,068
W R Berkley Corp. .................................. United States 9,430 692,822
Willis Towers Watson plc .............................. United States 2,217 679,510
Zurich Insurance Group AG ............................ Switzerland 1,225 857,161
41,995,153
Interactive Media & Services 4.0%
Alphabet, Inc., A .................................... United States 174,067 30,675,827

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
Alphabet, Inc., C .................................... United States 61,928 $ 10,985,408
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 57,833 655,063
a
Cargurus , Inc., A .................................... United States 11,838 396,218
a
EverQuote , Inc., A ................................... United States 13,146 317,870
a
fuboTV , Inc. ....................................... United States 21,369 82,484
a
Grindr, Inc. ........................................ Singapore 10,061 228,385
LY Corp. .......................................... Japan 292,700 1,077,898
Meta Platforms, Inc., A ............................... United States 60,032 44,309,019
b
Scout24 SE, 144A, Reg S ............................. Germany 2,413 333,112
Tencent Holdings Ltd. ................................ China 14,300 921,429
a
ZipRecruiter, Inc., A .................................. United States 12,375 61,999
90,044,712
IT Services 0.5%
Accenture plc, A .................................... Ireland 21,554 6,442,275
Fujitsu Ltd. ........................................ Japan 7,800 189,223
a
GoDaddy, Inc., A .................................... United States 3,649 657,039
NEC Corp. ........................................ Japan 10,100 294,668
a
Shopify, Inc., A ..................................... Canada 16,250 1,874,438
a
Snowflake, Inc., A ................................... United States 4,113 920,366
a
Twilio, Inc., A ....................................... United States 5,901 733,848
a
Unisys Corp. ....................................... United States 17,828 80,761
VeriSign, Inc. ...................................... United States 2,481 716,513
11,909,131
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 20,000 716,784
Hasbro, Inc. ....................................... United States 10,147 749,052
a
Latham Group, Inc. .................................. United States 11,248 71,762
1,537,598
Life Sciences Tools & Services 0.4%
Danaher Corp. ..................................... United States 3,507 692,773
Lonza Group AG .................................... Switzerland 3,429 2,452,296
Thermo Fisher Scientific, Inc. .......................... United States 12,075 4,895,929
8,040,998
Machinery 0.9%
Alamo Group, Inc. ................................... United States 432 94,340
Albany International Corp., A ........................... United States 1,059 74,268
Allison Transmission Holdings, Inc. ...................... United States 6,527 620,000
Atmus Filtration Technologies, Inc. ...................... United States 4,802 174,889
a
Blue Bird Corp. ..................................... United States 4,728 204,060
Caterpillar, Inc. ..................................... United States 2,095 813,300
Cummins, Inc. ...................................... United States 2,093 685,458
Deere & Co. ....................................... United States 1,366 694,597
Donaldson Co., Inc. ................................. United States 9,794 679,214
Ebara Corp. ....................................... Japan 40,500 776,696
ESCO Technologies, Inc. .............................. United States 562 107,831
Federal Signal Corp. ................................. United States 806 85,775
Flowserve Corp. .................................... United States 13,644 714,263
Franklin Electric Co., Inc. ............................. United States 795 71,343
GEA Group AG ..................................... Germany 10,774 755,258
Graco, Inc. ........................................ United States 8,239 708,307
Hoshizaki Corp. .................................... Japan 4,000 137,832
Hyster-Yale, Inc. .................................... United States 2,258 89,823
Ingersoll Rand, Inc. .................................. United States 38,753 3,223,475
Komatsu Ltd. ...................................... Japan 5,800 191,363

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Lincoln Electric Holdings, Inc. .......................... United States 3,427 $ 710,486
Makita Corp. ....................................... Japan 4,400 135,511
Mueller Industries, Inc. ............................... United States 7,377 586,250
Mueller Water Products, Inc., A ......................... United States 3,796 91,256
Otis Worldwide Corp. ................................ United States 25,806 2,555,310
Parker-Hannifin Corp. ................................ United States 1,026 716,630
Pentair plc ........................................ United States 7,106 729,502
a
Proto Labs, Inc. ..................................... United States 2,700 108,108
Rational AG ....................................... Germany 238 199,991
REV Group, Inc. .................................... United States 5,353 254,749
Schindler Holding AG ................................ Switzerland 2,962 1,102,961
a
SPX Technologies, Inc. ............................... United States 493 82,666
Tennant Co. ....................................... United States 929 71,979
Watts Water Technologies, Inc., A ....................... United States 2,164 532,106
Westinghouse Air Brake Technologies Corp. ............... United States 3,460 724,351
Worthington Enterprises, Inc. .......................... United States 1,760 112,006
19,615,954
Marine Transportation 0.1%
Costamare , Inc. .................................... Monaco 16,337 148,830
a
Kirby Corp. ........................................ United States 6,298 714,256
Matson, Inc. ....................................... United States 3,519 391,841
Safe Bulkers, Inc. ................................... Monaco 17,040 61,514
SITC International Holdings Co. Ltd. ..................... China 160,000 512,615
1,829,056
Media 0.3%
a
Charter Communications, Inc., A ........................ United States 7,691 3,144,158
Comcast Corp., A ................................... United States 61,091 2,180,338
Informa plc ........................................ United Kingdom 38,026 420,993
a
Magnite , Inc. ....................................... United States 8,937 215,560
New York Times Co. (The), A ........................... United States 13,452 753,043
a
PubMatic, Inc., A .................................... United States 6,598 82,079
a
Trade Desk, Inc. (The), A .............................. United States 9,002 648,054
7,444,225
Metals & Mining 0.7%
a
Alpha Metallurgical Resources, Inc. ...................... United States 1,663 187,054
ArcelorMittal SA .................................... Luxembourg 8,468 268,895
BHP Group Ltd., (AUD Traded) ......................... Australia 64,675 1,555,925
BHP Group Ltd., (GBP Traded) ......................... Australia 5,192 124,311
BlueScope Steel Ltd. ................................. Australia 22,912 349,145
a
Boliden AB ........................................ Sweden 4,269 133,404
Carpenter Technology Corp. ........................... United States 836 231,054
Commercial Metals Co. ............................... United States 1,534 75,028
a
Constellium SE, A ................................... United States 28,976 385,381
Fortescue Ltd. ...................................... Australia 99,031 995,483
Freeport-McMoRan, Inc. .............................. United States 107,285 4,650,805
Glencore plc ....................................... Australia 488,758 1,904,515
Hecla Mining Co. ................................... United States 14,420 86,376
Norsk Hydro ASA ................................... Norway 38,997 223,312
Northern Star Resources Ltd. .......................... Australia 55,745 688,570
Nucor Corp. ....................................... United States 6,031 781,256
Rio Tinto plc ....................................... Australia 17,353 1,010,016
Royal Gold, Inc. .................................... United States 1,953 347,322
Southern Copper Corp. ............................... Mexico 7,566 765,452

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
SunCoke Energy, Inc. ................................ United States 11,408 $ 97,995
14,861,299
Mortgage Real Estate Investment Trusts (REITs) 0.1%
BrightSpire Capital, Inc., A ............................. United States 22,581 114,034
Chimera Investment Corp. ............................. United States 5,771 80,044
Ladder Capital Corp., A ............................... United States 6,417 68,983
MFA Financial, Inc. .................................. United States 7,786 73,656
Rithm Capital Corp. .................................. United States 60,359 681,453
TPG RE Finance Trust, Inc. ............................ United States 16,588 128,059
1,146,229
Multi-Utilities 0.3%
Avista Corp. ....................................... United States 8,953 339,767
Black Hills Corp. .................................... United States 6,379 357,862
Consolidated Edison, Inc. ............................. United States 6,561 658,396
Dominion Energy, Inc. ................................ United States 12,108 684,344
E.ON SE .......................................... Germany 59,339 1,093,359
Engie SA ......................................... France 80,550 1,893,151
Northwestern Energy Group, Inc. ....................... United States 1,215 62,330
Public Service Enterprise Group, Inc. .................... United States 8,739 735,649
Sembcorp Industries Ltd. ............................. Singapore 49,100 264,506
Unitil Corp. ........................................ United States 1,342 69,985
6,159,349
Office REITs 0.1%
COPT Defense Properties ............................. United States 2,667 73,556
Empire State Realty Trust, Inc., A ....................... United States 9,010 72,891
Vornado Realty Trust ................................. United States 70,908 2,711,522
2,857,969
Oil, Gas & Consumable Fuels 1.9%
Antero Midstream Corp. .............................. United States 36,837 698,061
Berry Corp. ........................................ United States 26,414 73,167
BP plc ............................................ United States 181,231 902,947
Cheniere Energy, Inc. ................................ United States 32,456 7,903,685
ConocoPhillips ..................................... United States 38,621 3,465,849
Core Natural Resources, Inc. .......................... United States 3,690 257,341
Coterra Energy, Inc. ................................. United States 27,879 707,569
Dorian LPG Ltd. .................................... United States 3,381 82,429
ENEOS Holdings, Inc. ................................ Japan 187,500 929,406
Eni SpA .......................................... Italy 17,203 277,899
Equinor ASA ....................................... Norway 65,013 1,641,842
Excelerate Energy, Inc., A ............................. United States 2,408 70,603
Exxon Mobil Corp. ................................... United States 83,700 9,022,860
a
Gulfport Energy Corp. ................................ United States 373 75,036
Inpex Corp. ........................................ Japan 101,900 1,430,387
International Seaways, Inc. ............................ United States 1,885 68,765
Marathon Petroleum Corp. ............................ United States 4,295 713,442
Murphy Oil Corp. .................................... United States 12,061 271,372
Peabody Energy Corp. ............................... United States 4,627 62,094
Repsol SA ......................................... Spain 21,496 314,409
Scorpio Tankers, Inc. ................................. Monaco 9,785 382,887
Shell plc, (EUR Traded) ............................... United States 138,178 4,852,742
Shell plc, (GBP Traded) ............................... United States 14,629 510,399
Teekay Corp. Ltd. ................................... United States 34,775 286,894
Teekay Tankers Ltd., A ............................... Canada 8,253 344,315
TotalEnergies SE ................................... France 39,707 2,426,997

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................................. United States 24,647 $ 3,313,050
Williams Cos., Inc. (The) .............................. United States 11,802 741,284
World Kinect Corp. .................................. United States 2,599 73,682
41,901,413
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 7,533 647,763
Sylvamo Corp. ..................................... United States 5,219 261,472
909,235
Passenger Airlines 0.4%
Delta Air Lines, Inc. .................................. United States 13,879 682,569
Qantas Airways Ltd. ................................. Australia 196,833 1,390,541
Ryanair Holdings plc ................................. Italy 12,233 346,997
Ryanair Holdings plc, ADR ............................ Italy 30,279 1,746,190
a
SkyWest, Inc. ...................................... United States 4,581 471,706
Southwest Airlines Co. ............................... United States 132,565 4,300,409
a
Sun Country Airlines Holdings, Inc. ...................... United States 9,571 112,459
a
United Airlines Holdings, Inc. ........................... United States 8,791 700,027
9,750,898
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 48,411 2,954,342
Pharmaceuticals 2.9%
a
Alumis , Inc. ........................................ United States 13,307 39,921
a
Arvinas , Inc. ....................................... United States 42,052 309,503
AstraZeneca plc .................................... United Kingdom 12,678 1,764,387
AstraZeneca plc, ADR ................................ United Kingdom 50,003 3,494,209
Bristol-Myers Squibb Co. .............................. United States 71,002 3,286,683
Chugai Pharmaceutical Co. Ltd. ........................ Japan 15,500 809,376
a
Corcept Therapeutics, Inc. ............................ United States 5,495 403,333
Daiichi Sankyo Co. Ltd. ............................... Japan 67,100 1,554,580
Eli Lilly & Co. ...................................... United States 24,526 19,118,753
Galderma Group AG ................................. Switzerland 3,517 511,216
GSK plc .......................................... United States 32,801 625,399
Haleon plc ........................................ United States 339,771 1,746,298
Ipsen SA .......................................... France 3,051 363,428
Johnson & Johnson ................................. United States 36,918 5,639,224
Merck & Co., Inc. ................................... United States 106,522 8,432,282
Merck KGaA ....................................... Germany 503 65,218
Novartis AG ....................................... United States 42,473 5,155,250
Novo Nordisk A/S, B ................................. Denmark 27,468 1,903,369
Otsuka Holdings Co. Ltd. ............................. Japan 13,100 649,489
Roche Holding AG .................................. United States 9,434 3,079,445
Sanofi SA ......................................... United States 47,179 4,567,574
a
WaVe Life Sciences Ltd. .............................. United States 11,214 72,891
63,591,828
Professional Services 0.7%
Automatic Data Processing, Inc. ........................ United States 31,159 9,609,436
Booz Allen Hamilton Holding Corp., A .................... United States 2,674 278,444
Broadridge Financial Solutions, Inc. ...................... United States 2,858 694,580
Heidrick & Struggles International, Inc. ................... United States 2,324 106,346
a
IBEX Holdings Ltd. .................................. United States 3,495 101,704
Korn Ferry ........................................ United States 3,663 268,608
a
Legalzoom.com, Inc. ................................. United States 38,876 346,385
Leidos Holdings, Inc. ................................. United States 4,328 682,785

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Maximus, Inc. ...................................... United States 1,064 $ 74,693
a
Paylocity Holding Corp. ............................... United States 3,429 621,301
Recruit Holdings Co. Ltd. ............................. Japan 35,900 2,111,158
a
Upwork, Inc. ....................................... United States 24,118 324,146
Verisk Analytics, Inc., A ............................... United States 1,107 344,830
Wolters Kluwer NV .................................. Netherlands 4,411 737,687
16,302,103
Real Estate Management & Development 0.3%
a
Anywhere Real Estate, Inc. ............................ United States 20,419 73,917
a
CBRE Group, Inc., A ................................. United States 26,995 3,782,539
a
CoStar Group, Inc. .................................. United States 26,427 2,124,731
a
Cushman & Wakefield plc ............................. United States 32,011 354,362
a
Jones Lang LaSalle, Inc. .............................. United States 3,032 775,525
7,111,074
Residential REITs 0.2%
AvalonBay Communities, Inc. .......................... United States 3,325 676,637
Camden Property Trust ............................... United States 5,837 657,772
Equity LifeStyle Properties, Inc. ......................... United States 10,385 640,443
Equity Residential ................................... United States 9,754 658,297
Essex Property Trust, Inc. ............................. United States 2,412 683,561
Invitation Homes, Inc. ................................ United States 20,211 662,921
Mid-America Apartment Communities, Inc. ................ United States 4,325 640,143
NexPoint Residential Trust, Inc. ......................... United States 2,359 78,602
4,698,376
Retail REITs 0.4%
Brixmor Property Group, Inc. ........................... United States 27,127 706,387
CBL & Associates Properties, Inc. ....................... United States 2,801 71,117
Curbline Properties Corp. ............................. United States 8,495 193,941
Kite Realty Group Trust ............................... United States 8,918 201,993
Simon Property Group, Inc. ............................ United States 37,922 6,096,341
SITE Centers Corp. .................................. United States 25,303 286,177
Tanger , Inc. ........................................ United States 2,390 73,086
Urban Edge Properties ............................... United States 19,638 366,445
7,995,487
Semiconductors & Semiconductor Equipment 7.0%
a
Ambarella, Inc. ..................................... United States 5,831 385,225
Applied Materials, Inc. ................................ United States 4,342 794,890
ASML Holding NV ................................... Netherlands 7,461 5,978,774
a
Astera Labs, Inc. .................................... United States 7,343 663,954
Broadcom, Inc. ..................................... United States 102,657 28,297,402
a
CEVA, Inc. ........................................ United States 3,275 71,984
a
Cirrus Logic, Inc. .................................... United States 6,960 725,615
a
Credo Technology Group Holding Ltd. .................... United States 9,475 877,290
a
Impinj , Inc. ........................................ United States 3,071 341,096
KLA Corp. ......................................... United States 878 786,460
Lam Research Corp. ................................. United States 9,504 925,119
Marvell Technology, Inc. .............................. United States 12,830 993,042
a
MaxLinear , Inc., A ................................... United States 6,317 89,765
NVIDIA Corp. ...................................... United States 609,442 96,285,742
QUALCOMM, Inc. ................................... United States 87,906 13,999,910
a
Rambus, Inc. ...................................... United States 8,784 562,352
a
Rigetti Computing, Inc. ............................... United States 4,898 58,090
SCREEN Holdings Co. Ltd. ............................ Japan 9,400 764,327
SK Hynix, Inc. ...................................... South Korea 5,226 1,126,107

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 49,000 $ 1,791,898
155,519,042
Software 6.7%
a
8x8, Inc. .......................................... United States 30,481 59,743
A10 Networks, Inc. .................................. United States 5,572 107,818
a
ACI Worldwide, Inc. .................................. United States 4,720 216,695
Adeia , Inc. ........................................ United States 6,005 84,911
a
Adobe, Inc. ........................................ United States 26,244 10,153,279
a
Alarm.com Holdings, Inc. ............................. United States 1,421 80,386
a
AppLovin Corp., A ................................... United States 3,602 1,260,988
a
Atlassian Corp., A ................................... United States 29,105 5,910,934
a
Aurora Innovation, Inc., A ............................. United States 5,917 31,005
a
Autodesk, Inc. ...................................... United States 8,724 2,700,689
a
Blend Labs, Inc., A .................................. United States 95,990 316,767
a
Cadence Design Systems, Inc. ......................... United States 19,765 6,090,585
a
Check Point Software Technologies Ltd. .................. Israel 1,700 376,125
a
Commvault Systems, Inc. ............................. United States 3,189 555,938
a
DocuSign, Inc., A ................................... United States 7,640 595,080
a
Dropbox, Inc., A .................................... United States 24,837 710,338
a
D-Wave Quantum, Inc. ............................... Canada 8,698 127,339
a
Fortinet, Inc. ....................................... United States 6,673 705,470
a
HubSpot, Inc. ...................................... United States 4,044 2,251,012
InterDigital , Inc. ..................................... United States 2,205 494,427
Intuit, Inc. ......................................... United States 1,034 814,409
a
Life360, Inc. ....................................... United States 5,745 374,861
a
LiveRamp Holdings, Inc. .............................. United States 11,688 386,172
a
Manhattan Associates, Inc. ............................ United States 5,532 1,092,404
Microsoft Corp. ..................................... United States 180,265 89,665,614
a
Nice Ltd. .......................................... Israel 1,081 183,244
OneSpan , Inc. ...................................... United States 4,541 75,789
Oracle Corp. ....................................... United States 17,973 3,929,437
Oracle Corp. Japan .................................. Japan 3,500 417,167
a
Palantir Technologies, Inc., A ........................... United States 9,546 1,301,311
Pegasystems, Inc. ................................... United States 14,084 762,367
a
PROS Holdings, Inc. ................................. United States 5,758 90,170
a
Q2 Holdings, Inc. ................................... United States 2,052 192,047
a
Rapid7, Inc. ....................................... United States 8,803 203,613
a
RingCentral, Inc., A .................................. United States 26,521 751,870
Salesforce, Inc. ..................................... United States 17,097 4,662,181
SAP SE .......................................... Germany 6,561 2,006,219
a
ServiceNow, Inc. .................................... United States 7,800 8,019,024
a
Teradata Corp. ..................................... United States 29,258 652,746
a
Weave Communications, Inc. .......................... United States 11,317 94,157
a
Workday, Inc., A .................................... United States 2,534 608,160
a
Xperi , Inc. ......................................... United States 10,449 82,652
a
Zoom Communications, Inc., A ......................... United States 8,380 653,472
149,848,615
Specialized REITs 0.4%
American Tower Corp. ................................ United States 24,854 5,493,231
Millrose Properties, Inc., A ............................. United States 24,245 691,225
Outfront Media, Inc. ................................. United States 23,787 388,204
PotlatchDeltic Corp. ................................. United States 1,799 69,028
Public Storage ..................................... United States 2,237 656,380
VICI Properties, Inc., A ............................... United States 21,730 708,398

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
Weyerhaeuser Co. .................................. United States 26,465 $ 679,886
8,686,352
Specialty Retail 0.8%
a
Abercrombie & Fitch Co., A ............................ United States 3,965 328,500
American Eagle Outfitters, Inc. ......................... United States 6,017 57,884
a,b
Auto1 Group SE, 144A, Reg S ......................... Germany 16,975 549,573
a
AutoZone, Inc. ..................................... United States 170 631,079
Avolta AG ......................................... Switzerland 3,851 209,768
Best Buy Co., Inc. ................................... United States 9,749 654,450
Buckle, Inc. (The) ................................... United States 1,867 84,669
Fast Retailing Co. Ltd. ................................ Japan 4,800 1,645,748
Gap, Inc. (The) ..................................... United States 25,033 545,970
a
Genesco, Inc. ...................................... United States 3,089 60,822
Home Depot, Inc. (The) ............................... United States 6,263 2,296,266
Industria de Diseno Textil SA ........................... Spain 3,798 198,129
J Jill, Inc. ......................................... United States 4,396 64,357
Ross Stores, Inc. ................................... United States 4,498 573,855
a
Sally Beauty Holdings, Inc. ............................ United States 8,406 77,840
TJX Cos., Inc. (The) ................................. United States 76,511 9,448,343
Upbound Group, Inc. ................................. United States 2,940 73,794
a
Urban Outfitters, Inc. ................................. United States 1,978 143,484
a
Victoria's Secret & Co. ............................... United States 12,064 223,425
Williams-Sonoma, Inc. ............................... United States 4,021 656,911
18,524,867
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc. ........................................ United States 348,911 71,586,070
a
IonQ , Inc. ......................................... United States 11,150 479,115
NetApp, Inc. ....................................... United States 7,134 760,128
Seagate Technology Holdings plc ....................... United States 28,691 4,140,972
76,966,285
Textiles, Apparel & Luxury Goods 0.2%
adidas AG ......................................... Germany 1,272 296,923
Asics Corp. ........................................ Japan 23,000 586,509
Cie Financiere Richemont SA .......................... Switzerland 416 78,721
a
Deckers Outdoor Corp. ............................... United States 2,792 287,771
a
G-III Apparel Group Ltd. .............................. United States 2,801 62,742
a
Hanesbrands, Inc. ................................... United States 13,513 61,890
Hermes International SCA ............................. France 545 1,477,422
Kontoor Brands, Inc. ................................. United States 950 62,671
a
Lululemon Athletica, Inc. .............................. United States 4,034 958,398
LVMH Moet Hennessy Louis Vuitton SE .................. France 442 231,334
Pandora A/S ....................................... Denmark 6,921 1,219,448
5,323,829
Tobacco 1.0%
Imperial Brands plc .................................. United Kingdom 39,273 1,551,683
Philip Morris International, Inc. ......................... United States 111,359 20,281,815
Turning Point Brands, Inc. ............................. United States 5,103 386,654
22,220,152
Trading Companies & Distributors 0.3%
AerCap Holdings NV ................................. Ireland 3,800 444,600
Applied Industrial Technologies, Inc. ..................... United States 1,247 289,865
Boise Cascade Co. .................................. United States 3,307 287,114

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
Bunzl plc .......................................... United Kingdom 5,319 $ 169,498
a
DNOW, Inc. ....................................... United States 19,760 293,041
a
Hudson Technologies, Inc. ............................ United States 14,385 116,806
McGrath RentCorp .................................. United States 943 109,350
Mitsubishi Corp. .................................... Japan 41,400 827,250
Mitsui & Co. Ltd. .................................... Japan 87,900 1,791,400
a
NPK International, Inc. ............................... United States 11,061 94,129
United Rentals, Inc. .................................. United States 4,009 3,020,381
7,443,434
Transportation Infrastructure 0.0%
†
b
Aena SME SA , 144A, Reg S ........................... Spain 30,930 825,639
Water Utilities 0.0%
†
American States Water Co. ............................ United States 986 75,587
California Water Service Group ......................... United States 1,898 86,321
H2O America ...................................... United States 1,835 95,365
257,273
Wireless Telecommunication Services 0.3%
KDDI Corp. ........................................ Japan 88,000 1,511,012
SoftBank Group Corp. ................................ Japan 15,800 1,148,755
T-Mobile US, Inc. ................................... United States 20,203 4,813,567
7,473,334
Total Common Stocks (Cost $983,937,629) ...................................
1,622,831,972
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 5,386 366,248
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 2,928 110,093
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 2,332 174,550
Total Convertible Preferred Stocks (Cost $532,300) ............................
650,891
Preferred Stocks 0.0%
†
Technology Hardware, Storage & Peripherals 0.0%
†
c
Samsung Electronics Co. Ltd., 2.2% ..................... South Korea 25,561 937,703
Total Preferred Stocks (Cost $949,317) .......................................
937,703
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Icosavax , Inc., CVR, 5/31/25 ........................... United Kingdom 4,444 1,333
Pharmaceuticals 0.0%
†
a,d
CinCor Pharma, Inc., CVR, 5/31/25 ...................... United Kingdom 2,325 7,115
Total Rights (Cost $8,492) ..................................................
8,448

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 125,000 $ 195,125
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 110,000 63,525
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 166,000 189,904
Software 0.0%
†
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 239,000 282,379
Total Convertible Bonds (Cost $690,001) .....................................
730,933
Corporate Bonds 12.5%
Aerospace & Defense 0.4%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 50,000 48,911
Senior Note, 5.875%, 12/01/27 ....................... United States 295,000 296,622
Senior Note, 4.875%, 10/01/29 ....................... United States 75,000 73,521
Senior Note, 7.25%, 8/15/30 ......................... United States 225,000 235,967
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 180,000 185,555
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 135,000 139,342
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 105,000 99,979
Senior Bond, 2.95%, 2/01/30 ......................... United States 91,000 84,402
Senior Bond, 6.125%, 2/15/33 ........................ United States 290,000 306,571
Senior Bond, 5.875%, 2/15/40 ........................ United States 150,000 149,749
Senior Bond, 3.375%, 6/15/46 ........................ United States 215,000 147,332
Senior Note, 2.196%, 2/04/26 ........................ United States 1,388,000 1,366,533
Senior Note, 2.7%, 2/01/27 .......................... United States 340,000 330,580
Senior Note, 6.259%, 5/01/27 ........................ United States 174,000 179,085
Senior Note, 6.298%, 5/01/29 ........................ United States 265,000 280,231
Senior Note, 6.388%, 5/01/31 ........................ United States 205,000 220,404
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 8,000 8,051
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 30,000 31,522
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 185,000 200,508
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 30,000 31,529
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 70,000 72,984
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 155,000 160,805
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 345,000 349,618
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 805,000 770,212
Senior Note, 4.85%, 10/15/31 ........................ United States 265,000 268,702
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 857,000 853,838
Senior Bond, 5.15%, 2/27/33 ......................... United States 110,000 112,491
Senior Bond, 4.875%, 10/15/40 ....................... United States 125,000 117,892
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 335,000 369,874
Senior Bond, 4.6%, 6/15/28 .......................... United States 375,000 368,895
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 75,000 79,669
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 197,277
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 45,000 47,204

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 135,000 $ 139,947
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 255,000 256,550
8,582,352
Automobile Components 0.1%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 365,000 383,868
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 80,000 81,879
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 280,000 217,178
b,e
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 205,415
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 200,000 204,711
1,093,051
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 41,000 43,575
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 395,000 396,905
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 775,000 817,649
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 215,000 219,161
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 100,000 99,133
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 107,000 109,362
1,685,785
Banks 1.8%
b
ABN AMRO Bank NV ,
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 500,000 506,881
Sub. Bond, 144A, 4.75%, 7/28/25 ..................... Netherlands 200,000 200,042
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 197,006
b,f
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,641
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 400,000 399,151
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 600,000 600,717
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,257,008
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 672,000 613,930
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 2,328,000 2,263,245
g
Sub. Bond, FRN, 5.34%, (3-month SOFR + 1.022%), 9/15/26 United States 125,000 124,832
Sub. Bond, 6.11%, 1/29/37 .......................... United States 1,572,000 1,661,085
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,112,000 1,933,297
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 555,000 552,889
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 310,000 313,065
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 230,000 235,000
b
BNP Paribas SA ,
Sub. Bond, 144A, 4.375%, 5/12/26 .................... France 200,000 199,582
Sub. Bond, 144A, 2.588% to 8/11/30, FRN thereafter, 8/12/35 France 375,000 330,587
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 1,000,000 1,006,907

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
CaixaBank SA ,
h
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 590,000 $ 591,600
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 280,000 289,658
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 609,000 603,648
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 2,674,000 2,632,736
Sub. Bond, 4.45%, 9/29/27 .......................... United States 776,000 776,905
Sub. Bond, 4.75%, 5/18/46 .......................... United States 415,000 354,539
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 525,000 542,197
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 242,986
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,137,000 1,180,729
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 781,000 656,363
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 345,000 351,412
JPMorgan Chase & Co. ,
f
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 127,000 125,256
g
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 368,000 326,644
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 140,000 138,834
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 360,000 367,920
Sub. Bond, 3.625%, 12/01/27 ........................ United States 2,616,000 2,581,332
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 1,000,000 924,955
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,198,000 1,249,095
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 445,000 444,665
Mitsubishi UFJ Financial Group, Inc. ,
Senior Bond, 3.85%, 3/01/26 ......................... Japan 575,000 573,302
Senior Note, 5.159% to 4/23/30, FRN thereafter, 4/24/31 .... Japan 650,000 665,742
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 905,000 919,270
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 395,000 398,531
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 1,380,000 1,339,870
Santander UK Group Holdings plc , Senior Note , 6.833% to
11/20/25, FRN thereafter , 11/21/26 ..................... United Kingdom 1,300,000 1,310,739
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 965,000 954,297
Truist Bank , Sub. Bond , 4.632% , 9/17/29 ..................
United States 540,000 533,984
Truist Financial Corp. ,
Senior Note, 4.26% to 7/27/25, FRN thereafter, 7/28/26 ..... United States 640,000 639,752
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 340,000 350,260
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,227,000 1,041,772
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 3,684,000 3,365,437
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ..... United States 429,000 428,919
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 340,000 351,119
Westpac Banking Corp. ,
Senior Bond, 2.7%, 8/19/26 .......................... Australia 78,000 76,801

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp., (continued)
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 359,000 $ 266,000
40,195,134
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 510,000 520,125
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 512,000 438,734
Senior Bond, 5.65%, 3/02/53 ......................... United States 36,000 35,174
Senior Bond, 5.75%, 3/02/63 ......................... United States 230,000 223,776
Senior Note, 5.15%, 3/02/28 ......................... United States 740,000 756,331
Senior Note, 5.25%, 3/02/30 ......................... United States 75,000 77,300
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 620,000 EUR 700,439
2,751,879
Broadline Retail 0.1%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 275,000 285,354
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 424,000 414,046
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 245,000 245,722
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 245,000 247,133
1,192,255
Building Products 0.2%
b
Builders FirstSource , Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 120,000 122,439
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 115,000 118,549
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 225,000 207,670
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 124,048
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 30,000 30,281
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 125,000 127,153
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 515,000 430,821
Senior Note, 3.9%, 2/14/26 .......................... United States 284,000 282,905
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 250,000 256,571
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 265,000 252,576
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 85,000 87,758
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 170,000 174,921
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 225,000 236,076
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 280,000 287,080
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 305,000 288,977
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 90,000 80,776
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 180,000 EUR 210,114
3,318,715

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.8%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 504,000 $ 501,439
Senior Note, 2.15%, 7/15/26 ......................... United States 421,000 410,344
Senior Note, 7%, 1/15/27 ........................... United States 195,000 201,266
Senior Note, 2.875%, 6/15/27 ........................ United States 449,000 434,126
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 85,000 93,514
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 270,000 230,785
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 193,000 187,761
Deutsche Bank AG , Senior Preferred Note , 1.686% , 3/19/26 ...
Germany 1,491,000 1,463,704
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 125,000 138,209
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 2,554,000 2,539,850
Sub. Bond, 5.95%, 1/15/27 .......................... United States 220,000 226,146
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 297,000 246,755
Senior Note, 4%, 9/15/27 ........................... United States 182,000 181,245
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 595,000 601,052
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 215,000 221,199
Jefferies Financial Group, Inc. , Senior Note , 5.03% , 3/16/26 ...
United States 405,000 405,766
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 340,000 310,193
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 377,000 402,207
Senior Note, 5.2%, 3/15/30 .......................... United States 401,000 407,436
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 962,000 835,300
Senior Bond, 5%, 8/05/34 ........................... United States 295,000 298,467
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 2,599,000 2,562,269
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 680,000 692,025
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 389,000 394,711
Sub. Bond, 3.95%, 4/23/27 .......................... United States 817,000 812,228
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 150,000 149,498
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 249,000 233,731
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 63,000 65,665
Senior Note, 5.35%, 6/28/28 ......................... United States 203,000 209,069
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 305,000 261,140
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 91,000 84,650
Senior Bond, 1.25%, 8/15/30 ......................... United States 188,000 161,930
Senior Note, 4.75%, 8/01/28 ......................... United States 86,000 87,264
b,h
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 185,000 187,010
b
UBS Group AG ,
f
Junior Sub. Bond, Reg S, 6.875% to 8/06/25, FRN thereafter,
Perpetual ....................................... Switzerland 381,000 381,590
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 342,000 336,797
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 395,000 387,589
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 455,000 467,395
17,811,325

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.3%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 180,000 $ 185,788
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 100,000 100,997
Celanese US Holdings LLC ,
Senior Bond, 6.629%, 7/15/32 ........................ United States 170,000 178,342
Senior Note, 1.4%, 8/05/26 .......................... United States 300,000 289,384
Senior Note, 6.415%, 7/15/27 ........................ United States 808,000 837,289
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 225,000 233,768
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 435,000 387,245
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 396,000 396,366
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 230,000 235,951
b
Herens Holdco SARL , Senior Secured Note , 144A, 4.75% ,
5/15/28 ......................................... Luxembourg 200,000 179,656
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 474,000 449,881
Senior Bond, 2.95%, 6/15/31 ......................... United States 252,000 212,245
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 525,000 525,017
b
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 85,000 75,151
b
Senior Note, 144A, 1.832%, 10/15/27 .................. United States 20,000 18,853
Nutrien Ltd. ,
Senior Bond, 4.2%, 4/01/29 .......................... Canada 233,000 230,689
Senior Bond, 4.125%, 3/15/35 ........................ Canada 675,000 614,890
Senior Bond, 5.25%, 1/15/45 ......................... Canada 143,000 132,176
b
Olympus Water US Holding Corp. ,
Senior Secured Note, Reg S, 3.875%, 10/01/28 ........... United States 105,000 EUR 121,428
Senior Secured Note, 144A, 9.75%, 11/15/28 ............ United States 215,000 226,670
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 210,000 225,477
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 200,000 195,708
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 255,000 248,603
b
SCIL IV LLC / SCIL USA Holdings LLC , Senior Secured Note ,
144A, 5.375% , 11/01/26 ............................. United States 200,000 198,828
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 340,000 229,343
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 396,000 266,612
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 150,000 135,919
7,132,276
Commercial Services & Supplies 0.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 305,000 318,902
b
Allied Universal Holdco LLC / Allied Universal Finance Corp. ,
Senior Note , 144A, 6% , 6/01/29 ....................... United States 345,000 335,851
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 314,000 313,038
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 130,000 133,284
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 70,000 73,337
b
Madison IAQ LLC ,
Senior Note, 144A, 5.875%, 6/30/29 ................... United States 375,000 369,150
Senior Secured Note, 144A, 4.125%, 6/30/28 ............ United States 120,000 116,664
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 290,000 290,715

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,360,000 $ 1,399,340
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 380,000 380,287
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 100,000 108,374
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 497,000 486,467
Senior Bond, 3.2%, 6/01/32 .......................... United States 92,000 84,063
Senior Bond, 5%, 3/01/34 ........................... United States 220,000 222,438
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 323,000 331,002
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 235,000 244,545
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 100,000 104,185
5,311,642
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 195,000 191,791
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 179,000 158,950
Senior Bond, 5.55%, 8/15/35 ......................... United States 675,000 688,487
Senior Note, 4.85%, 8/15/30 ......................... United States 205,000 207,268
1,246,496
Construction & Engineering 0.0%
†
b
Arcosa , Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 110,000 114,229
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 900,000 886,672
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,245,000 1,128,656
Senior Bond, 6.95% to 12/09/29, FRN thereafter, 3/10/55 ... Ireland 150,000 155,966
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 807,000 919,298
Senior Note, 4.75%, 6/09/27 ......................... United States 442,000 444,616
Senior Note, 2.2%, 11/02/28 ......................... United States 312,000 287,836
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 805,000 833,914
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 380,000 384,451
Capital One Financial Corp. , Sub. Bond , 2.359% to 7/28/31, FRN
thereafter , 7/29/32 ................................. United States 1,934,000 1,640,666
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 200,000 212,936
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 240,000 257,621
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 560,000 580,184
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 220,000 215,111
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 513,000 512,330
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 30,000 31,342
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 138,000 138,018
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 45,000 47,659
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 315,000 310,069
Senior Note, 7.5%, 5/15/31 .......................... United States 230,000 240,480
Senior Note, 7.125%, 11/15/31 ....................... United States 230,000 239,461
9,467,286

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 715,000 $ 659,617
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 458,000 450,819
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 328,000 306,630
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 55,000 57,986
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 185,000 185,269
1,660,321
Containers & Packaging 0.2%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, Reg S, 3%, 9/01/29 ...................... United States 175,000 EUR 185,337
Senior Note, 144A, 4%, 9/01/29 ...................... United States 200,000 182,764
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 .................... United States 255,000 113,917
Senior Secured Note, 144A, 4.125%, 8/15/26 ............ United States 245,000 230,227
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 809,000 794,640
Senior Secured Note, 1.65%, 1/15/27 .................. United States 273,000 261,945
Senior Secured Note, 5.5%, 4/15/28 ................... United States 23,000 23,617
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 21,000 20,991
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 290,000 297,799
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 250,000 249,705
b
Graphic Packaging International LLC ,
Senior Note, Reg S, 2.625%, 2/01/29 .................. United States 150,000 EUR 169,596
Senior Note, 144A, 3.5%, 3/01/29 ..................... United States 155,000 146,301
b
Intelligent Packaging Ltd. Finco , Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 530,000 530,000
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 185,000 183,839
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 275,000 279,851
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 465,000 475,731
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 690,000 791,062
Senior Bond, 7.95%, 2/15/31 ......................... United States 154,000 178,602
5,115,924
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 225,000 213,012
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 155,000 151,709
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 155,000 163,139
527,860
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 100,000 91,985
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 336,000 295,980
Senior Note, 5.375%, 4/15/26 ........................ United States 148,000 148,125
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 658,000 661,885

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
VICI Properties LP, (continued)
Senior Note, 5.125%, 11/15/31 ....................... United States 615,000 $ 616,194
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 263,000 259,065
1,981,249
Diversified Telecommunication Services 0.5%
b
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 .............. France 200,000 168,500
Senior Secured Note, 144A, 5.125%, 7/15/29 ............ France 200,000 165,500
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 804,000 673,162
Senior Bond, 4.75%, 5/15/46 ......................... United States 1,045,000 913,204
Senior Bond, 3.55%, 9/15/55 ......................... United States 2,055,000 1,387,714
Senior Note, 4.1%, 2/15/28 .......................... United States 165,000 164,348
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 180,000 179,467
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,255,000 1,216,782
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 160,000 149,569
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 240,000 227,796
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 435,000 513,733
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 165,000 165,166
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 170,000 177,942
b
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 4/15/32 .. France 200,000 205,166
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 455,000 488,573
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 1,130,000 950,519
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 755,000 716,852
Senior Bond, 3.7%, 3/22/61 .......................... United States 957,000 661,081
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 2,010,000 2,023,085
Senior Note, 2.1%, 3/22/28 .......................... United States 360,000 341,172
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 186,003
11,675,334
Electric Utilities 0.5%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 1,094,000 1,095,025
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 181,000 159,371
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 265,000 265,668
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 133,000 142,184
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 416,000 407,718
Senior Bond, 4.2%, 6/15/49 .......................... United States 781,000 609,935
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 210,000 230,263
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 427,000 418,995
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 169,000 166,991
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 680,000 692,187
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 75,000 76,966
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 265,000 254,585

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 1,645,000 $ 1,677,596
b
NRG Energy, Inc. ,
f
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 215,000 238,880
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 255,000 259,966
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 175,000 167,474
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 760,000 585,059
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 99,000 93,792
Senior Note, 6.1%, 1/15/29 .......................... United States 1,000,000 1,036,418
Senior Note, 5.55%, 5/15/29 ......................... United States 670,000 681,039
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 150,000 142,428
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 300,000 285,980
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 160,000 162,683
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 425,000 442,601
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 155,000 154,913
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 225,000 239,299
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 150,000 156,920
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 387,000 381,458
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 415,000 431,324
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 340,000 336,682
11,994,400
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 185,000 EUR 208,707
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 225,000 225,488
434,195
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 260,000 246,491
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 355,000 339,505
585,996
Energy Equipment & Services 0.1%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 275,000 283,954
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 375,000 278,849
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 68,000 68,245
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 150,000 148,302
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 48,923 49,440
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 112,875 113,134
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 122,143 124,159
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 320,000 225,295
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 80,000 82,333

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 235,000 $ 242,376
1,616,087
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 590,000 612,600
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 185,000 184,257
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 121,854
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 135,000 142,343
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 725,000 EUR 892,777
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 878,000 917,487
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 135,000 GBP 183,652
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 382,000 481,915
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 82,000 76,523
3,613,408
Financial Services 0.2%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 320,000 337,076
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 230,000 244,312
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 402,000 394,058
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 210,000 233,035
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 385,000 389,455
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 85,000 87,698
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 72,000 69,673
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 305,000 322,792
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 195,000 202,203
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 550,000 559,016
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 240,000 249,452
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 450,000 459,406
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 530,000 529,147
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 490,000 505,606
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 300,000 307,335
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 122,148
5,012,412
Food Products 0.2%
b,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 93,776 98,405
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 240,000 250,395
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 183,000 173,972
b,h
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 1,015,000 1,017,126
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 142,772
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 24,000 20,574

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kellanova, (continued)
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 99,000 $ 113,484
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 95,000 95,285
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 80,000 79,862
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 50,000 49,953
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 645,000 650,377
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 52,000 52,693
Senior Note, 144A, 5%, 3/01/32 ...................... United States 830,000 841,453
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 105,000 106,311
3,692,662
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 250,000 251,806
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,000,000 996,350
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 280,000 241,778
Senior Note, 144A, 4.25%, 11/01/29 ................... United Kingdom 255,000 249,826
b,h
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 170,000 173,710
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 446,000 371,999
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 143,000 140,977
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 216,000 212,742
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 255,000 254,711
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 595,000 605,754
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 205,173
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 917,000 936,249
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 325,000 339,968
4,729,237
Health Care Equipment & Supplies 0.1%
b
Bausch + Lomb Corp. ,
Senior Secured Note, 144A, 8.375%, 10/01/28 ........... United States 145,000 151,525
g
Senior Secured Note, 144A, FRN, 5.872%, (3-month EURIBOR
+ 3.875%), 1/15/31 ................................ United States 100,000 EUR 118,755
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 731,000 676,967
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 333,000 237,043
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 230,000 237,021
Senior Note, 4.8%, 8/14/29 .......................... United States 480,000 487,175
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 85,000 88,680
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 145,000 143,975
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 255,000 244,784
2,385,925
Health Care Providers & Services 0.3%
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 205,000 183,304
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 145,000 142,913

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 340,000 $ 301,817
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 200,000 212,224
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 215,000 222,872
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 380,000 392,886
Senior Bond, 4.78%, 3/25/38 ......................... United States 253,000 232,340
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 580,000 601,347
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 45,000 46,495
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 116,000 116,049
Senior Bond, 4.125%, 6/15/29 ........................ United States 242,000 237,830
Senior Note, 5.45%, 4/01/31 ......................... United States 700,000 722,023
Senior Note, 3.625%, 3/15/32 ........................ United States 815,000 752,071
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 310,000 316,598
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 450,000 432,175
Tenet Healthcare Corp. ,
Senior Secured Note, 5.125%, 11/01/27 ................ United States 485,000 484,539
Senior Secured Note, 4.25%, 6/01/29 .................. United States 190,000 184,410
Senior Secured Note, 6.125%, 6/15/30 ................. United States 300,000 305,590
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 512,000 415,592
6,303,075
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 500,000 523,681
Health Care Technology 0.0%
†
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 355,000 349,751
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 630,000 647,305
997,056
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 70,000 72,506
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 265,000 272,717
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 140,000 144,112
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 80,000 81,609
570,944
Hotels, Restaurants & Leisure 0.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 250,000 233,230
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 410,000 393,219
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 415,000 396,400
Senior Note, 144A, 6%, 10/15/32 ..................... United States 120,000 117,760
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 345,000 357,491
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 40,000 41,070
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 330,000 332,931
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 295,000 300,182
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 275,000 280,328

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Carnival Corp., (continued)
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 130,000 $ 133,091
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 547,000 535,718
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 235,000 235,919
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 350,000 323,262
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 195,000 191,007
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 641,000 641,292
Senior Note, 5.75%, 1/30/27 ......................... United States 272,000 277,704
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 375,000 386,580
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 45,000 47,117
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 795,000 723,095
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 140,000 148,947
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 95,000 97,114
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 100,000 105,481
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 245,000 244,427
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 175,000 176,179
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 50,000 51,425
Senior Note, 144A, 6%, 2/01/33 ...................... United States 400,000 407,961
b
Scientific Games Holdings LP / Scientific Games US FinCo , Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 235,000 226,652
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 265,000 272,502
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 105,000 108,366
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 175,000 179,049
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 100,000 100,940
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 250,000 269,406
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 210,000 208,626
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 425,000 453,512
8,997,983
Household Durables 0.1%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 295,000 291,845
Senior Note, 1.3%, 10/15/26 ......................... United States 1,056,000 1,015,606
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 295,000 306,849
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 100,000 97,532
Senior Note, 6.625%, 5/15/32 ........................ United States 135,000 129,122
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 145,000 152,643
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 175,000 174,500
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 90,000 91,578
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 115,000 116,806
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 221,000 219,908

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 200,000 $ 193,846
2,790,235
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 100,000 94,671
Independent Power and Renewable Electricity Producers 0.1%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 210,000 214,412
AES Corp. (The) ,
Senior Note, 1.375%, 1/15/26 ........................ United States 320,000 313,952
Senior Note, 5.45%, 6/01/28 ......................... United States 230,000 235,095
Senior Note, 2.45%, 1/15/31 ......................... United States 481,000 420,750
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 155,000 153,441
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 340,000 351,904
b,f
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 95,000 97,363
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 190,000 192,409
1,979,326
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 236,000 214,668
Senior Note, 2.125%, 4/15/27 ........................ United States 106,000 102,491
Senior Note, 1.75%, 2/01/31 ......................... United States 545,000 472,986
790,145
Insurance 0.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 275,000 286,979
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 275,000 284,263
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 410,000 415,147
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 340,000 335,406
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 85,000 87,726
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 360,000 372,659
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 540,000 548,571
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 905,000 835,583
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 360,000 368,037
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 176,000 155,134
Senior Bond, 2.85%, 10/15/50 ........................ United States 812,000 524,478
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 170,000 171,486
Senior Note, 4.9%, 6/23/30 .......................... United States 400,000 403,943
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 211,953
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 240,000 241,984
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 304,000 284,184
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 378,000 382,123
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 315,000 322,531
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 1,124,000 1,134,307

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 265,000 $ 277,129
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 245,000 261,324
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 110,000 116,672
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 393,000 394,657
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 8.252% ,
12/15/37 ........................................ United States 300,000 329,624
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 435,000 450,319
9,196,219
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........
United States 431,000 420,632
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 595,000 610,917
1,031,549
IT Services 0.1%
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 145,000 145,542
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 535,000 527,488
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 200,000 209,773
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 265,000 248,147
1,130,950
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 100,000 98,773
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 186,000 186,270
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 555,000 566,033
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 85,000 90,799
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 480,000 486,989
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 263,000 263,467
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 298,000 275,028
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 150,000 146,515
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 185,000 185,499
2,014,330
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 730,000 584,489
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 327,000 217,991
Senior Secured Note, 4.908%, 7/23/25 ................. United States 58,000 57,997
Senior Secured Note, 2.25%, 1/15/29 .................. United States 731,000 673,377
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 105,000 99,306
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 250,000 258,289
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 307,000 233,539

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Comcast Corp., (continued)
Senior Bond, 3.45%, 2/01/50 ......................... United States 557,000 $ 382,253
Senior Bond, 2.987%, 11/01/63 ....................... United States 189,000 106,369
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 245,000 233,186
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 95,000 93,241
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 100,000 99,736
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 200,000 194,304
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 340,000 350,489
b
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 290,000 217,702
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 1,275,000 1,281,748
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 360,000 366,794
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 125,000 125,839
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 300,000 313,171
b
News Corp. ,
Senior Bond, 144A, 5.125%, 2/15/32 ................... United States 119,000 116,536
Senior Note, 144A, 3.875%, 5/15/29 ................... United States 125,000 119,690
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 150,000 146,212
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 205,000 195,944
Senior Note, 144A, 5%, 8/15/27 ...................... United States 75,000 74,672
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 135,000 143,029
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 169,000 164,603
Senior Bond, 4.2%, 6/01/29 .......................... United States 175,000 170,304
Senior Note, 3.7%, 6/01/28 .......................... United States 123,000 119,427
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 580,000 586,430
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 275,000 244,623
Senior Note, 144A, 4%, 7/15/28 ...................... United States 235,000 225,868
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 328,000 351,776
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 249,000 290,071
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 510,000 454,129
b
Ziggo Bond Co. BV , Senior Bond , 144A, 5.125% , 2/28/30 ..... Netherlands 220,000 192,301
9,485,435
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 400,000 443,480
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 222,000 223,936
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 190,000 179,343
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 85,000 78,361
Senior Note, 4.125%, 1/15/30 ........................ United States 170,000 163,330
b
Constellium SE , Senior Note , 144A, 6.375% , 8/15/32 ........ United States 265,000 269,587
b
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
6.125% , 4/15/32 ................................... Australia 205,000 208,665
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 340,000 337,350
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 668,000 602,132

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC, (continued)
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 265,000 $ 270,231
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 215,000 218,509
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 130,000 124,647
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 50,000 44,968
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 195,000 201,738
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 230,000 218,876
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 110,000 117,151
3,702,304
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 265,000 252,104
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 5.25% , 10/01/25 .............. United States 65,000 65,017
317,121
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 220,000 224,068
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 255,000 216,369
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 515,000 518,537
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 320,000 316,978
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 258,000 246,245
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 1,595,000 1,581,736
3,103,933
Oil, Gas & Consumable Fuels 0.8%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 26,775
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,715,000 1,697,236
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 225,000 237,648
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 80,000 59,718
b,h
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 405,000 405,530
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 170,000 195,433
Enbridge, Inc. ,
Senior Bond, 4.25%, 12/01/26 ........................ Canada 122,000 121,809
Senior Bond, 4.5%, 6/10/44 .......................... Canada 815,000 668,722
b
Encino Acquisition Partners Holdings LLC , Senior Note , 144A,
8.5% , 5/01/28 .................................... United States 370,000 380,418
Energy Transfer LP ,
f
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,375,000 1,373,754
Senior Bond, 3.75%, 5/15/30 ......................... United States 1,308,000 1,255,484
Senior Note, 5.5%, 6/01/27 .......................... United States 86,000 87,574
Expand Energy Corp. ,
Senior Bond, 4.75%, 2/01/32 ......................... United States 545,000 530,315
b
Senior Note, 144A, 6.75%, 4/15/29 .................... United States 545,000 551,865
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 435,000 441,414

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 145,000 $ 147,252
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 215,000 213,643
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 115,000 118,344
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 125,000 125,640
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 130,000 134,987
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 300,000 302,751
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 580,000 669,919
Senior Note, 5%, 2/01/29 ........................... United States 410,000 416,523
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 485,000 489,418
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 295,000 295,348
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 397,000 437,234
Senior Bond, 6.2%, 3/15/40 .......................... United States 705,000 690,541
Senior Note, 8.5%, 7/15/27 .......................... United States 185,000 195,821
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 920,000 911,382
Ovintiv , Inc. , Senior Note , 5.65% , 5/15/28 .................
United States 1,045,000 1,074,586
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 295,000 298,173
b,h
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 250,000 248,437
b
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. ,
Senior Note , 144A, 7.875% , 11/01/28 ................... United States 210,000 220,016
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 135,000 135,173
b
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 500,000 501,776
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 425,000 419,181
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 285,000 289,937
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 202,000 200,489
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 325,000 315,177
b
Venture Global LNG, Inc. ,
f
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 260,000 253,019
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 230,000 250,701
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 300,000 311,805
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 210,000 226,923
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 65,000 70,414
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 65,000 69,649
b
Viper Energy, Inc. ,
Senior Note, 144A, 5.375%, 11/01/27 .................. United States 70,000 70,122
Senior Note, 144A, 7.375%, 11/01/31 .................. United States 345,000 366,338
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 321,000 330,135
18,834,549
Paper & Forest Products 0.0%
†
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 105,000 92,887
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 190,000 155,148
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 125,000 126,940
374,975

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.1%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 76,667 $ 76,539
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 230,000 229,942
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 425,000 420,814
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 160,000 166,737
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 270,000 262,266
1,156,298
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 225,000 220,086
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 140,000 143,325
Kenvue , Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 85,000 86,070
Senior Note, 4.9%, 3/22/33 .......................... United States 480,000 487,332
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 610,000 622,970
1,559,783
Pharmaceuticals 0.4%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 201,898
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 565,000 578,641
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 261,000 239,356
Senior Note, 4.75%, 2/12/30 ......................... United States 562,000 576,369
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 120,000 127,177
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 805,000 636,260
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 994,000 830,208
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,441,000 1,437,252
Senior Bond, 5.3%, 5/19/53 .......................... United States 171,000 161,553
Senior Note, 4.45%, 5/19/28 ......................... United States 131,000 132,076
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 1,210,000 1,014,163
Royalty Pharma plc , Senior Note , 5.15% , 9/02/29 ...........
United States 520,000 531,064
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 420,000 EUR 505,264
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 465,000 468,028
Senior Note, 7.875%, 9/15/29 ........................ Israel 200,000 218,424
Senior Note, 8.125%, 9/15/31 ........................ Israel 200,000 226,722
Viatris , Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 538,613
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 242,000 236,476
Senior Bond, 2%, 5/15/30 ........................... United States 160,000 143,854
8,803,398
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 340,000 351,287
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 165,800 155,052

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 783,000 $ 777,897
Senior Note, 3.5%, 1/15/28 .......................... United States 2,010,000 1,972,503
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 107,000 88,746
Senior Note, 5.05%, 7/12/29 ......................... United States 545,000 558,299
Senior Note, 5.05%, 4/15/30 ......................... United States 275,000 281,793
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 190,000 190,898
3,870,136
Software 0.3%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 68,000 69,861
Senior Note, 5.25%, 5/15/29 ......................... United States 347,000 356,407
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 505,000 505,207
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 140,000 145,244
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 240,000 242,390
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 315,000 297,790
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 418,000 381,391
Senior Bond, 5.375%, 7/15/40 ........................ United States 199,000 194,510
Senior Bond, 3.65%, 3/25/41 ......................... United States 412,000 325,035
Senior Bond, 4%, 11/15/47 .......................... United States 1,759,000 1,347,570
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 215,000 208,823
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 674,000 584,356
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 510,000 517,241
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 306,269
5,482,094
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 788,000 776,883
Senior Bond, 2.9%, 1/15/30 .......................... United States 413,000 385,022
Senior Bond, 2.7%, 4/15/31 .......................... United States 724,000 649,654
Senior Note, 2.75%, 1/15/27 ......................... United States 844,000 824,229
Senior Note, 4.9%, 3/15/30 .......................... United States 210,000 213,062
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 187,000 185,420
Senior Bond, 3.65%, 9/01/27 ......................... United States 591,000 581,015
Senior Bond, 3.8%, 2/15/28 .......................... United States 450,000 442,195
Senior Note, 1.05%, 7/15/26 ......................... United States 385,000 370,894
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 266,000 252,511
Senior Note, 2.9%, 11/18/26 ......................... United States 1,563,000 1,532,294
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 480,000 493,875
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 39,000 44,058
6,751,112
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 440,000 456,950
b,e
BCPE Ulysses Intermediate, Inc. , Senior Note , 144A, PIK, 7.75% ,
4/01/27 ......................................... United States 140,000 135,414

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
b,e
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 193,369 $ 198,536
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 200,000 226,551
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 430,000 385,646
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 397,000 402,002
Senior Bond, 5.3%, 6/25/54 .......................... United States 397,000 381,458
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 120,000 118,036
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 430,000 429,675
2,734,268
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 556,000 466,002
Senior Bond, 4.375%, 5/13/45 ........................ United States 1,550,000 1,370,385
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 105,000 101,899
Senior Bond, 5.6%, 10/15/54 ......................... United States 210,000 194,097
Senior Note, 4.55%, 10/15/29 ........................ United States 835,000 831,017
Senior Note, 4.85%, 10/15/31 ........................ United States 210,000 209,550
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 270,000 274,706
Seagate HDD Cayman , Senior Note , 3.125% , 7/15/29 ........
United States 90,000 81,572
3,529,228
Textiles, Apparel & Luxury Goods 0.1%
b,h
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 300,000 311,705
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 205,000 EUR 243,508
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 160,000 152,781
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 345,000 365,605
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 385,000 352,677
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 460,000 463,451
b
Under Armour , Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 235,000 238,573
2,128,300
Tobacco 0.1%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 806,000 829,559
Senior Note, 4.375%, 4/30/30 ........................ United States 120,000 119,743
Senior Note, 4.75%, 11/01/31 ........................ United States 380,000 383,041
1,332,343
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 490,000 493,425
Senior Bond, 3.25%, 10/01/29 ........................ United States 1,272,000 1,212,471
Senior Note, 5.85%, 12/15/27 ........................ United States 110,000 113,819
Senior Note, 2.1%, 9/01/28 .......................... United States 252,000 235,363
b
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 680,000 679,968
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 265,000 258,010
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 220,000 232,689
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 155,000 164,911

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 280,000 $ 257,061
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 240,000 240,212
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 130,000 133,492
Senior Note, 144A, 7%, 6/15/30 ...................... United States 70,000 73,149
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 45,000 47,180
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 240,000 231,871
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 445,000 459,553
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 195,000 201,098
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 55,000 56,655
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 265,000 275,711
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 110,000 113,772
5,480,410
Transportation Infrastructure 0.0%
†
b,f
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 620,000 620,202
Wireless Telecommunication Services 0.3%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 465,000 467,966
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 1,430,000 1,450,591
T-Mobile USA, Inc. ,
Senior Bond, 5.375%, 4/15/27 ........................ United States 6,000 6,010
Senior Bond, 2.875%, 2/15/31 ........................ United States 155,000 141,147
Senior Bond, 2.25%, 11/15/31 ........................ United States 1,231,000 1,067,775
Senior Bond, 5.05%, 7/15/33 ......................... United States 69,000 69,496
Senior Note, 3.75%, 4/15/27 ......................... United States 1,210,000 1,197,918
Senior Note, 4.95%, 3/15/28 ......................... United States 660,000 671,282
Senior Note, 3.375%, 4/15/29 ........................ United States 340,000 327,382
Senior Note, 3.875%, 4/15/30 ........................ United States 119,000 115,611
Senior Note, 5.125%, 5/15/32 ........................ United States 351,000 358,076
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 335,000 358,281
6,231,535
Total Corporate Bonds (Cost $283,724,814) ...................................
277,980,196
Senior Floating Rate Interests 0.3%
i
Automobile Components 0.0%
†
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 137,215 137,515
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 153,745 147,502
285,017
a a a a a a
i
Building Products 0.0%
†
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 207,690 207,452

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Building Products (continued)
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.827%, (1-month SOFR + 2.5%), 8/04/31 .. United States 44,663 $ 44,647
252,099
a a a a a a
i
Chemicals 0.1%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.864%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 183,529 180,088
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 256,359 257,882
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 93,582 94,137
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 142,414 124,741
WR Grace Holdings LLC, First Lien, Initial CME Term Loan,
7.546%, (3-month SOFR + 3.25%), 9/22/28 .............. United States 128 128
656,976
a a a a a a
Commercial Services & Supplies 0.0%
†
i
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 73,072 73,209
Communications Equipment 0.0%
†
h,i
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 290,000 293,957
Consumer Finance 0.0%
†
h,i
Shift4 Payments LLC, First Lien, CME Term Loan, 6.803%,
(12-month SOFR + 2.75%), 5/07/32 .................... United States 50,000 50,461
Containers & Packaging 0.0%
†
i
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 148,816 138,080
Distributors 0.0%
†
i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 75,268 75,625
Diversified Consumer Services 0.0%
†
i
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 75,232 75,514
Electrical Equipment 0.0%
†
i
Vertiv Group Corp., First Lien, Amendment No. 5 CME Term Loan,
B3, 6.074%, (1-month SOFR + 1.75%), 3/02/27 ........... United States 384,748 385,600
i
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 217,409 217,298
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 125,614 125,900
343,198
a a a a a a
i
Hotels, Restaurants & Leisure 0.1%
h
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 297,348 297,360
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 96,712 94,681
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 160,598 160,766

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 113,849 $ 113,882
666,689
a a a a a a
IT Services 0.0%
†
i
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 163,763 164,377
Life Sciences Tools & Services 0.0%
†
i
Lonza Group AG, First Lien, USD CME Term Loan, B, 8.324%,
(3-month SOFR + 3.925%), 7/03/28 .................... Switzerland 235 215
Machinery 0.0%
†
i
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 94,755 95,227
i
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 128,804 128,045
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 270,815 269,215
397,260
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
i
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.563%, (1-month SOFR + 3.25%), 6/13/30 . United States 32,000 32,120
Paper & Forest Products 0.0%
†
i
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 124,088 122,072
i
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 176,583 175,686
h
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan, 7.58%, (3-month SOFR + 3.25%), 5/28/32 .......... United States 10,000 10,078
185,764
a a a a a a
i
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.561%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 150,000 144,996
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 253,088 253,246
398,242
a a a a a a
i
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 43,794 43,891
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 181,702 182,329
UKG, Inc., First Lien, Initial CME Term Loan, 7.311%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 29,700 29,846
256,066
a a a a a a

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Specialty Retail 0.1%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.162%, (1-month SOFR + 3.75%), 6/06/31 . United States 108,621 $ 101,832
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 136,348 135,240
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 222,114 221,240
458,312
a a a a a a
i
Textiles, Apparel & Luxury Goods 0.0%
†
h
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B,
7.316%, (12-month SOFR + 3.25%), 6/25/32 ............. United States 12,637 12,716
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 183,147 172,253
184,969
a a a a a a
i
Trading Companies & Distributors 0.0%
†
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 25,000 24,726
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.28%, (3-month SOFR + 4%), 1/29/31 ................. United States 243,158 238,729
263,455
a a a a a a
Wireless Telecommunication Services 0.0%
†
i
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.827%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 138,250 131,779
Total Senior Floating Rate Interests (Cost $6,007,373) .........................
5,986,283
Foreign Government and Agency Securities 0.7%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 202,158
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 360,000 EUR 363,128
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 446,000 421,058
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 630,000 569,356
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 100,000 97,861
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 140,000 EUR 171,145
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 200,000 206,520
Senior Note, 4.85%, 1/22/29 ......................... Chile 210,000 213,308
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 750,000 617,713
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 360,000 358,854
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 400,000 340,419
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 250,000 260,045
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 320,000 325,824
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 262,000 264,908
b
Electricite de France SA ,
f
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 200,000 226,085

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Electricite de France SA, (continued)
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 130,000 $ 132,890
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 835,000 866,623
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 460,000 467,705
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 350,000 372,668
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 330,000 333,091
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 650,000 652,557
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 310,000 282,349
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 370,000 360,591
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 820,000 711,350
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 500,000 533,270
b
Paraguay Government Bond ,
Senior Bond, 144A, 3.849%, 6/28/33 ................... Paraguay 200,000 181,924
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 245,000 245,135
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 205,000 204,098
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 750,000 673,612
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 325,000 331,220
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 188,000 174,835
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 450,000 466,770
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 350,000 335,710
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 310,000 EUR 348,726
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 510,000 493,314
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 287,000 286,668
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 300,000 294,053
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 320,000 324,609
Uruguay Government Bond , Senior Bond , 7.875% , 1/15/33 ....
Uruguay 675,000 802,670
Total Foreign Government and Agency Securities (Cost $14,182,739) ............
14,514,820
U.S. Government and Agency Securities 0.0%
†
j
U.S. Treasury Notes ,
0.25%, 10/31/25 .................................. United States 504,000 497,346
4%, 12/15/27 .................................... 121,000 121,872
Total U.S. Government and Agency Securities (Cost $619,218) ..................
619,218
Asset-Backed Securities 1.3%
Capital Markets 0.1%
b,i
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.706% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 774,000 776,721
Commercial Services & Supplies 0.0%
†
b,i
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.701% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 500,000 501,077
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 13,780 13,978

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Staples Distribution & Retail (continued)
CVS Pass-Through Trust, (continued)
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 218,884 $ 209,834
223,812
a a a a a a
Financial Services 1.2%
b,i
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 350,000 350,295
b,i
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 370,000 371,775
b,i
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.811% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 339,000 341,351
b,i
Bain Capital Credit CLO Ltd. ,
2022-2A, A1, 144A, FRN, 5.592%, (3-month SOFR + 1.32%),
4/22/35 ......................................... United States 300,000 300,000
h
2022-2A, A1R, 144A, FRN, Zero Cpn ., (3-month SOFR +
1.15%), 4/22/35 ................................... United States 300,000 300,225
b,i
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.779% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 432,267 432,852
b,i
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 500,000 500,472
b,i
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 450,000 451,649
b,i
Black Diamond CLO Ltd. , 2021-1A , A1A , 144A, FRN , 5.784% ,
( 3-month SOFR + 1.512% ), 11/22/34 . ................... United States 454,000 454,268
b,i
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
5.305% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 303,130 300,907
b,i
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.478% , ( 1-month SOFR +
1.164% ), 5/15/38 . ................................. United States 520,378 517,144
b,i
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.751% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 690,000 690,555
b,i
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.731% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 309,000 309,462
b,i
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.635%, ( 3-month SOFR + 1.36%),
10/24/37 ........................................ United States 400,000 401,800
2020-1A, A1R, 144A, FRN, 5.668%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 690,000 691,488
2021-4A, AR, 144A, FRN, 5.639%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 550,000 551,521
b,i
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 350,000 350,757
b,i
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.629% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 670,000 671,308
b,i
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.749% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 400,000 400,520
b,i
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.189%, ( 3-month SOFR + 0.92%),
10/20/31 ........................................ United States 337,147 337,045
2021-13A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 615,000 613,418
b,i
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.531% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 300,000 300,843
b,i
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 422,000 424,725
b,i
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 350,000 351,226

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,i
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 425,000 $ 427,730
b,i
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 500,000 501,524
b,i
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.729% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 251,155
b,i
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.769% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 300,000 301,662
b,i
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.76% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 274,000 275,430
b,i
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.751% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,450
b,i
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.761% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 300,000 300,736
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 420,443 403,403
b,i
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.714% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 550,000 551,183
b,i
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.002% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 216,179 217,221
b,i
Jamestown CLO IX Ltd. ,
2016-9A, A1RR, 144A, FRN, 5.783%, (3-month SOFR +
1.502%), 7/25/34 .................................. United States 400,000 401,362
2016-9A, A2RR, 144A, FRN, 6.393%, ( 3-month SOFR +
2.112%), 7/25/34 .................................. United States 310,000 310,581
b,i
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.006% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 300,000 300,678
b,i
KKR CLO 52 Ltd. , 2023-52A , A2 , 144A, FRN , 6.511% , ( 3-month
SOFR + 2.25% ), 7/16/36 . ............................ United States 400,000 400,000
b,i
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.641% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 364,000 365,020
b,i
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.768% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 258,863 259,341
i
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.234% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 309,506 309,832
b,i
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.621% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 380,000 381,365
b,i
Magnetite XXXVII Ltd. , 2023-37A , A , 144A, FRN , 5.919% ,
( 3-month SOFR + 1.65% ), 10/20/36 . ................... United States 400,000 401,680
b,i
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.529% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 287,560 287,761
i
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
5.259% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 119,326 116,468
b,i
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.808% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 249,457 249,706
b,i
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.672% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 500,000 502,000
b,i
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.606% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 272,000 273,233
b,i
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.729% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 526,000 528,503
b,i
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.168% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 650,000 650,000
b,i
Park Avenue Institutional Advisers CLO Ltd. , 2021-1A , A1A , 144A,
FRN , 5.921% , ( 3-month SOFR + 1.652% ), 1/20/34 . ........ United States 475,000 475,454
i
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.484% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 153,679 151,953

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,i
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.763% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 508,148 $ 509,039
b,i
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 500,000 501,111
b,i
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.646% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 350,000 350,664
b,i
Shackleton XIV CLO Ltd. , 2019-14A , BR , 144A, FRN , 6.331% ,
( 3-month SOFR + 2.062% ), 7/20/34 . ................... United States 350,000 350,975
b,i
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.832% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 250,918
b,i
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 508,000 508,619
b,i
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.693% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 450,000 450,574
b,i
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 585,535 583,996
b,i
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.599% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 250,000 250,228
b,i
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.168% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 400,000 400,829
b,i
Trinitas CLO XVIII Ltd. , 2021-18A , A1 , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 1/20/35 . ................... United States 300,000 300,675
b,i
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.698% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 218,976 219,208
b,i
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.621% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 293,414 293,708
b,i
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.919% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 350,000 350,811
b,i
Wind River CLO Ltd. ,
2021-4A, A, 144A, FRN, 5.701%, ( 3-month SOFR + 1.432%),
1/20/35 ......................................... United States 360,000 360,257
h
2021-4A, AR, 144A, FRN, Zero Cpn ., (3-month SOFR + 1.23%),
1/20/35 ......................................... United States 360,000 360,270
b,i
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.056%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 250,000 250,702
2024-2A, A, 144A, FRN, 5.716%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 500,000 502,357
27,055,978
a a a a a a
Total Asset-Backed Securities (Cost $28,464,313) .............................
28,557,588
Commercial Mortgage-Backed Securities 0.9%
Financial Services 0.9%
b,k,l
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.046% , 5/15/53 ......................... United States 5,087,741 182,674
k,l
BANK , 2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .......... United States 2,603,152 109,358
k,l
BANK5 , 2024-5YR7 , XA , IO, FRN , 1.57% , 6/15/57 .......... United States 7,539,271 349,403
Barclays Commercial Mortgage Trust ,
k,l
2019-C4, XA, IO, FRN, 1.661%, 8/15/52 ................. United States 9,901,958 473,415
2019-C5, C, 3.71%, 11/15/52 ......................... United States 473,000 419,968
k,l
BBCMS Mortgage Trust , 2021-C9 , XA , IO, FRN , 1.7% , 2/15/54 . United States 2,678,384 181,335
k,l
Benchmark Mortgage Trust ,
2020-B22, XA, IO, FRN, 1.615%, 1/15/54 ................ United States 2,589,448 170,214
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 5,153,750 248,058
l
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 48,092 46,463

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
CFCRE Commercial Mortgage Trust, (continued)
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 169,000 $ 162,129
Citigroup Commercial Mortgage Trust , 2016-P4 , AS , 3.075% ,
7/10/49 ......................................... United States 798,000 766,771
COMM Mortgage Trust ,
l
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 124,954 117,349
b,l
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 537,000 306,847
l
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 392,000 359,503
b,l
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 442,000 354,707
l
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 836,450 809,679
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 298,947 286,957
l
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 202,818 200,661
l
2014-UBS6, C, FRN, 4.557%, 12/10/47 ................. United States 216,109 213,490
l
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 297,000 283,626
l
2015-LC19, C, FRN, 4.242%, 2/10/48 .................. United States 731,000 707,927
l
2015-LC21, B, FRN, 4.518%, 7/10/48 ................... United States 393,508 390,579
b,k,l
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.03% , 1/15/49 .......................... United States 2,899,697 522
CSAIL Commercial Mortgage Trust ,
l
2015-C1, AS, FRN, 3.791%, 4/15/50 ................... United States 663,575 659,702
l
2015-C1, C, FRN, 3.959%, 4/15/50 .................... United States 538,000 491,060
l
2015-C2, AS, FRN, 3.849%, 6/15/57 ................... United States 436,901 431,395
l
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 375,000 362,888
l
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 399,000 389,272
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 430,000 389,873
k,l
2020-C19, XA, IO, FRN, 1.206%, 3/15/53 ................ United States 10,322,816 394,473
k,l
2021-C20, XA, IO, FRN, 1.113%, 3/15/54 ................ United States 3,850,030 162,105
b,l
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 844,577 811,609
k,l
GS Mortgage Securities Trust ,
2014-GC22, XA, IO, FRN, 0.744%, 6/10/47 .............. United States 845,054 4,950
2014-GC24, XA, IO, FRN, 0.403%, 9/10/47 .............. United States 691,470 9
2019-GC38, XA, IO, FRN, 1.169%, 2/10/52 .............. United States 7,634,847 238,399
l
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.071%, 7/15/45 ................... United States 292,987 281,579
2014-C18, B, FRN, 4.652%, 2/15/47 ................... United States 475,020 461,068
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 322,000 301,058
2014-C23, C, FRN, 4.7%, 9/15/47 ..................... United States 700,400 641,191
k
2014-C25, XA, IO, FRN, 0.614%, 11/15/47 ............... United States 1,225,943 15
k
2015-C33, XA, IO, FRN, 1.017%, 12/15/48 ............... United States 3,531,330 3,967
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 846,000 825,143
l
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 664,239 627,329
b
2013-C9, D, 144A, FRN, 3.927%, 5/15/46 ............... United States 316,000 290,997
2015-C22, C, FRN, 4.191%, 4/15/48 ................... United States 520,000 452,085
2015-C24, B, FRN, 4.449%, 5/15/48 ................... United States 375,000 373,282
Morgan Stanley Capital I Trust ,
l
2016-BNK2, C, FRN, 4.005%, 11/15/49 ................. United States 148,000 127,516
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 335,000 331,489
b,m
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 417,718 35
k,l
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 18,865 40
l
Wells Fargo Commercial Mortgage Trust ,
b
2013-LC12, D, 144A, FRN, 3.915%, 7/15/46 ............. United States 312,000 176,286
2016-C33, B, FRN, 4.506%, 3/15/59 ................... United States 596,000 586,935

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
Wells Fargo Commercial Mortgage Trust, (continued)
k
2016-LC25, XA, IO, FRN, 0.959%, 12/15/59 .............. United States 9,334,192 $ 76,289
k
2024-5C1, XA, IO, FRN, 1.258%, 7/15/57 ................ United States 8,889,228 324,579
l
WFRBS Commercial Mortgage Trust ,
b,m
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 257,303 86,840
2013-C11, C, FRN, 4.145%, 3/15/45 ................... United States 1,149,000 1,099,829
k
2013-C14, XA, IO, FRN, 0.456%, 6/15/46 ................ United States 201,813 2
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 299,515 154,250
k
2014-C22, XA, IO, FRN, 0.393%, 9/15/57 ................ United States 2,473,629 540
2014-C23, B, FRN, 4.372%, 10/15/57 ................... United States 206,000 193,259
18,892,973
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $19,942,093) ..............
18,892,973
Mortgage-Backed Securities 9.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 4,100,655 3,417,271
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 7,586,350 6,698,650
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 104,762 99,743
FHLMC Pool, 30 Year, 5.5%, 5/01/53 ..................... United States 938,028 944,807
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 873,823 894,574
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 222,905 230,469
12,285,514
Federal National Mortgage Association (FNMA) Fixed Rate 6.6%
FNMA, 2.73%, 9/01/29 ............................... United States 367,755 347,609
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 4,849,275 4,365,508
FNMA, 4%, 1/01/57 .................................. United States 617,695 576,710
FNMA, 5.28%, 12/01/28 .............................. United States 294,000 303,265
FNMA, 30 Year, 2.5%, 7/01/50 - 8/01/51 .................. United States 20,469,123 17,161,067
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 10,371,394 9,160,075
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 2,251,818 2,054,066
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 2,618,607 2,719,753
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/40 ..... United States 19,000,000 17,744,705
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 39,000,000 32,342,042
n
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..... United States 14,000,000 12,606,157
n
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/55 ...... United States 2,000,000 1,859,922
n
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 36,000,000 35,284,843
n
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...... United States 1,000,000 1,016,279
n
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/55 ..... United States 9,000,000 9,293,696
146,835,697
Government National Mortgage Association (GNMA) Fixed Rate 2.7%
GNMA I, Single-family, 30 Year, 4.5%, 5/15/47 .............. United States 251,929 244,058
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,739,675 1,771,778
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 26,748,715 23,758,603
n
GNMA II, Single-family, 30 Year, 3%, 7/15/55 ............... United States 14,000,000 12,385,405
n
GNMA II, Single-family, 30 Year, 4%, 7/15/55 ............... United States 3,000,000 2,789,798
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 69,938 67,291
n
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............. United States 10,000,000 9,573,705
n
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............... United States 5,000,000 4,912,299
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/15/55 ...... United States 3,657,798 3,678,518

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 526,626 $ 550,781
59,732,236
Total Mortgage-Backed Securities (Cost $225,137,055) .........................
218,853,447
Residential Mortgage-Backed Securities 1.2%
Financial Services 1.2%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 239,182 243,278
i
Alternative Loan Trust ,
2005-59, 1A1, FRN, 5.096%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 145,188 142,757
2005-65CB, 2A1, FRN, 4.859%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 725,727 452,514
2006-24CB, A19, FRN, 4.934%, (1-month SOFR + 0.614%),
8/25/36 ......................................... United States 343,005 140,466
2006-OA10, 4A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 693,033 592,747
2006-OA19, A1, FRN, 4.612%, ( 1-month SOFR + 0.294%),
2/20/47 ......................................... United States 366,104 294,095
2006-OA7, 1A2, FRN, 5.339%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 325,363 319,407
i
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.624% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 1,041,057 612,213
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 405,004 403,156
b,l
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 53,881 52,873
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 86,545 82,714
i
BankUnited Trust , 2005-1 , 1A1 , FRN , 5.034% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 60,731 56,945
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 158,157 159,302
b,l
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 500,000 482,466
b,i
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.702% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 147,000 147,367
l
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.259% ,
5/25/35 ......................................... United States 81,604 80,597
b,i
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.57%, (30-day SOFR Average +
2.264%), 11/25/39 ................................. United States 7,880 7,881
2021-R03, 1M1, 144A, FRN, 5.155%, (30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 2,386 2,382
2021-R03, 1M2, 144A, FRN, 5.955%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 234,000 235,527
2022-R01, 1M1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 65,523 65,492
2022-R01, 1M2, 144A, FRN, 6.205%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 212,000 213,850
2022-R02, 2M1, 144A, FRN, 5.505%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 159,364 159,379
2022-R02, 2M2, 144A, FRN, 7.305%, ( 30-day SOFR Average +
3%), 1/25/42 ..................................... United States 450,000 460,536
2022-R03, 1M2, 144A, FRN, 7.805%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 104,000 108,125
2022-R04, 1M2, 144A, FRN, 7.405%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 102,000 105,150

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
Connecticut Avenue Securities Trust, (continued)
2022-R05, 2M1, 144A, FRN, 6.205%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 34,010 $ 34,147
2022-R05, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 901,000 925,655
2022-R06, 1M1, 144A, FRN, 7.055%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 111,462 114,105
2022-R07, 1M1, 144A, FRN, 7.256%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 213,916 219,413
2022-R08, 1M1, 144A, FRN, 6.855%, ( 30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 160,138 163,789
2022-R09, 2M1, 144A, FRN, 6.806%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 114,748 116,582
2023-R01, 1M1, 144A, FRN, 6.706%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 36,047 36,995
2023-R02, 1M1, 144A, FRN, 6.605%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 72,537 74,068
2023-R06, 1M1, 144A, FRN, 6.005%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 47,309 47,589
2023-R07, 2M1 , 144A, FRN, 6.256%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 23,890 24,090
2024-R02, 1M1, 144A, FRN, 5.405%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 6,171 6,171
2024-R03, 2M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 31,784 31,796
2024-R04, 1M1, 144A, FRN, 5.405%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 64,337 64,343
2024-R05, 2M1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 14,433 14,424
2024-R06, 1A1, 144A, FRN, 5.455%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 260,880 261,921
2024-R06, 1M1, 144A, FRN, 5.355%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 43,947 43,961
2025-R01, 1A1, 144A, FRN, 5.256%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 238,975 238,751
2025-R01, 1M1, 144A, FRN, 5.406%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 239,158 239,465
2025-R02, 1A1, 144A, FRN, 5.306%, ( 30-day SOFR Average +
1%), 2/25/45 ..................................... United States 234,138 234,422
2025-R02, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 685,191 686,050
2025-R03, 2A1, 144A, FRN, 5.755%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 49,273 49,597
2025-R04, 1A1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 193,516 193,689
2025-R04, 1M1, 144A, FRN, 5.505%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 512,450 513,727
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 176,983 178,690
b,l
CSMC Trust ,
2021-RPL4, A1, 144A, FRN, 4.118%, 12/27/60 ............ United States 217,545 216,831
2021-RPL7, A1, 144A, FRN, 4.197%, 7/27/61 ............. United States 197,014 195,414
i
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.12% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 203,349 205,711
b,i
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.955%, ( 30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 49,877 50,108
2021-DNA6, M2, 144A, FRN, 5.805%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 281,099 282,271

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
FHLMC STACR REMIC Trust, (continued)
2021-DNA7, M2, 144A, FRN, 6.105%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 714,000 $ 719,499
2021-HQA4, M1, 144A, FRN, 5.255%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 69,019 68,921
2022-DNA2, M1A, 144A, FRN, 5.605%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 127,608 127,711
2022-DNA3, M1B, 144A, FRN, 7.205%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 24,000 24,738
2022-DNA5, M1A, 144A, FRN, 7.255%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 404,518 413,714
2022-DNA6, M1A, 144A, FRN, 6.455%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 38,606 38,906
2022-DNA6, M1B, 144A, FRN, 8.005%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 24,000 25,300
2022-HQA1, M1A, 144A, FRN, 6.405%, ( 30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 12,825 12,903
2022-HQA2, M1A, 144A, FRN, 6.955%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 553,076 565,200
2022-HQA3, M1A, 144A, FRN, 6.605%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 201,994 205,786
2023-DNA1, M1A, 144A, FRN, 6.406%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 134,229 136,265
2023-HQA2, M1A, 144A, FRN, 6.305%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 53,298 53,604
2023-HQA3, A1, 144A, FRN, 6.155%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 80,704 81,705
2023-HQA3, M1, 144A, FRN, 6.155%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 63,409 63,936
2024-DNA1, A1, 144A, FRN, 5.655%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 91,532 92,042
2024-DNA2, A1, 144A, FRN, 5.555%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 96,894 97,368
2025-DNA1, A1, 144A, FRN, 5.255%, ( 30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 881,175 880,294
i
FNMA Connecticut Avenue Securities ,
2015-C04, 1M2, FRN, 10.12%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 565,498 574,518
2016-C01, 1M2, FRN, 11.17%, ( 30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 236,357 243,332
2016-C01, 2M2, FRN, 11.37%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 176,559 181,707
2016-C02, 1M2, FRN, 10.42%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 102,942 105,051
2016-C03, 2M2, FRN, 10.32%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 33,494 34,422
2016-C04, 1M2, FRN, 8.67%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 461,568 473,098
2016-C05, 2M2, FRN, 8.87%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 378,051 387,294
2016-C06, 1M2, FRN, 8.67%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 188,908 194,024
2016-C07, 2M2, FRN, 8.77%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 278,454 287,482
2017-C02, 2M2C, FRN, 8.07%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 93,435 94,808
2017-C06, 1M2B, FRN, 7.07%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 4,463 4,470

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
FNMA Connecticut Avenue Securities, (continued)
2017-C06, 2M2, FRN, 7.22%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 162,933 $ 165,991
2017-C06, 2M2C, FRN, 7.22%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 89,743 91,427
2018-C02, 2M2, FRN, 6.62%, ( 30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 10,821 11,001
b
Imperial Fund Mortgage Trust , 2022-NQM5 , A1 , 144A, 5.39% ,
8/25/67 ......................................... United States 132,804 132,354
b
J.P. Morgan Mortgage Trust ,
i
2024-10, A11, 144A, FRN, 5.555%, ( 30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 219,788 219,952
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 151,428 152,399
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 289,264 291,267
i
2025-1, A11, 144A, FRN, 5.555%, ( 30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 239,200 239,425
i
2025-2, A11, 144A, FRN, 5.555%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 387,553 387,919
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 133,028 134,526
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 480,699 481,532
b,l
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.289% , 8/26/47 .............................. United States 38,728 38,686
b,i
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 5.334% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 134,900 132,216
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 1,220,871 1,243,617
b,l
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 467,227 462,770
b,l
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 212,353 205,333
b,l
Starwood Mortgage Residential Trust , 2020-3 , A3 , 144A, FRN ,
2.591% , 4/25/65 ................................... United States 757,000 678,602
b,i
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 950,000 955,047
2024-5, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 955,000 955,619
2025-1, A, 144A, FRN, 5.221%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 967,000 977,584
i
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.284% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 438,586 356,712
b,l
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 282,000 266,538
WaMu Mortgage Pass-Through Certificates Trust ,
i
2005-AR11, A1B3, FRN, 5.234%, (1-month SOFR + 0.914%),
8/25/45 ......................................... United States 93,081 92,794
i
2005-AR9, A1C3, FRN, 5.394%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 123,197 123,835
l
2007-HY2, 1A1, FRN, 4.252%, 12/25/36 ................ United States 288,360 262,109
26,332,347
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $26,559,135) ...............
26,332,347

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.7%
Financial Services 0.7%
FHLMC ,
l
3117, AF, FRN, Zero Cpn ., 2/15/36 ..................... United States 3,302 $ 2,885
3391, Strip, 4/15/37 ................................ United States 1,930 1,676
i
3408, EK, FRN, 8.014%, ( 30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 24,480 28,497
i
406, F30, FRN, 5.455%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 439,692 441,861
i,k
4326, GS, IO, FRN, 1.632%, (30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 4,194,777 437,764
k
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 2,867,368 529,450
k
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,711,660 846,909
k
5036, IK, IO, 4%, 4/25/50 ............................ United States 3,892,133 797,981
k
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 2,483,870 437,702
k
5121, KI, IO, 4%, 6/25/51 ............................ United States 3,906,342 869,880
k
5134, IB, IO, 4%, 8/25/51 ............................ United States 4,554,481 938,161
k
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 5,160,955 1,331,376
k
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 4,141,680 801,448
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 644 538
2007-14, KO, Strip, 3/25/37 .......................... United States 5,124 4,312
k
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 6,619,052 1,118,382
k
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 5,950,690 613,308
k
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 6,050,919 774,500
k
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 3,469,377 610,366
i
2024-89, FA, FRN, 5.505%, ( 30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 785,386 787,391
i
2024-98, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 554,594 555,015
i
2025-41, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 378,406 378,991
b,l
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 4.104% ,
10/25/48 ........................................ United States 682,000 678,908
GNMA ,
k,l
2015-H26, EI, IO, FRN, 1.755%, 10/20/65 ............... United States 824,479 26,014
k,l
2016-H16, LI, IO, FRN, 3.137%, 7/20/66 ................ United States 3,863,943 175,044
k
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 5,852,021 938,015
k
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 3,034,314 616,376
i
2023-152, FB, FRN, 5.452%, ( 30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 628,691 639,088
i
2024-78, QF, FRN, 5.402%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 759,813 762,549
16,144,387
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $13,275,360) .......
16,144,387
Total Long Term Investments (Cost $1,604,029,839) ...........................
2,233,041,206
a
Short Term Investments 6.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
o,p
U.S. Treasury Bills ,
4.22%, 10/02/25 ................................... United States 24,300,000 24,035,050

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
o,p
U.S. Treasury Bills, (continued)
4.15%, 12/04/25 ................................... United States 1,900,000 $ 1,866,223
25,901,273
Total U.S. Government and Agency Securities (Cost $25,914,954) ...............
25,901,273
a a a
Commercial Papers 0.7%
b,o
Atlantic Asset Securitization LLC, 144A, 4.34%, 7/02/25 ...... United States 5,000,000 4,998,794
b,o
GTA Funding LLC, 144A, 4.37%, 7/18/25 .................. United States 5,000,000 4,989,088
b,o
ING US Funding LLC, 144A, 4.43%, 8/28/25 ............... Netherlands 5,000,000 4,963,994
Total Commercial Papers (Cost $14,954,261) .................................
14,951,876
Shares
Money Market Funds 4.2%
q,r
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 93,459,147 93,459,147
Total Money Market Funds (Cost $93,459,147) ................................
93,459,147
Total Short Term Investments (Cost $134,328,362 ) .............................
134,312,296
a
Total Investments (Cost $1,738,358,201) 106.3% ..............................
$2,367,353,502
TBA Sale Commitments (0.8)% ..............................................
(17,216,159)
Other Assets, less Liabilities (5.5)% .........................................
(122,358,772)
Net Assets 100.0% .........................................................
$2,227,778,571
a a a
Principal
Amount
*
s
TBA Sale Commitments (0.8)%
Mortgage-Backed Securities (0.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.7)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 7/25/55 .................................. United States (4,000,000) (3,461,812)
4.5%, TBA, 7/25/55 ................................ United States (6,000,000) (5,739,935)
5.5%, TBA, 7/25/55 ................................ United States (7,000,000) (6,999,492)
(16,201,239)
Government National Mortgage Association (GNMA) Fixed Rate (0.1)%
GNMA II, Single-family, 30 Year, 6%, 7/15/55 ............... United States (1,000,000) (1,014,920)
Total TBA Sale Commitments (Proceeds $(16,957,617)) ........................
$(17,216,159)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $189,692,848, representing 8.5% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following futures contracts outstanding.
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Defaulted security or security for which income has been deemed uncollectible.
n
Security purchased on a to-be-announced (TBA) basis.
o
The rate shown represents the yield at period end.
p
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the aggregate value of these securities pledged amounted to $22,781,524, representing 1.0% net assets.
q
See Note 3 regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 3 $ 402,255 9/19/25 $ (2,135)
S&P 500 E-Mini Index ......................... Short 870 272,038,125 9/19/25 (9,639,182)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 35 3,924,375 9/19/25 (40,732)
U.S. Treasury 10 Year Ultra Notes ................ Short 10 1,142,656 9/19/25 (19,314)
U.S. Treasury 2 Year Notes ..................... Long 602 125,230,110 9/30/25 435,119
U.S. Treasury 5 Year Notes ..................... Long 787 85,783,000 9/30/25 879,069
U.S. Treasury Long Bonds ..................... Long 459 53,000,156 9/19/25 1,440,864
U.S. Treasury Ultra Bonds ...................... Long 194 23,110,250 9/19/25 746,850
Total Futures Contracts ...................................................................... $(6,199,461)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 182,300 114,985 7/16/25 $ 5,026 $ —
Australian Dollar .... MSCO Buy 1,163,200 735,561 7/16/25 30,190 —
Australian Dollar .... MSCO Sell 822,900 537,855 7/16/25 — (3,872)
Australian Dollar .... SSBT Buy 3,025,200 1,908,015 7/16/25 83,520 —
Australian Dollar .... SSBT Sell 1,093,800 705,572 7/16/25 — (14,493)
Australian Dollar .... UBSW Buy 522,400 329,514 7/16/25 14,390 —
Australian Dollar .... WPAC Buy 7,786,200 4,913,847 7/16/25 211,924 —
Canadian Dollar .... BOFA Sell 239,000 167,895 7/16/25 — (7,749)
Canadian Dollar .... BZWS Sell 19,200 14,129 7/16/25 19 —

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... JPHQ Sell 1,280,300 899,238 7/16/25 $ — $ (41,669)
Canadian Dollar .... UBSW Sell 6,124,500 4,301,729 7/16/25 — (199,240)
Israeli New Shekel .. BZWS Buy 358,600 97,541 7/16/25 8,929 —
Israeli New Shekel .. CITI Buy 33,100 8,980 7/16/25 848 —
Israeli New Shekel .. GSCO Sell 93,200 26,357 7/16/25 — (1,314)
Israeli New Shekel .. HSBK Buy 1,391,000 392,773 7/16/25 20,219 —
Israeli New Shekel .. UBSW Buy 981,600 266,292 7/16/25 25,148 —
New Zealand Dollar . MSCO Buy 198,300 117,385 7/16/25 3,545 —
Hong Kong Dollar ... BOFA Sell 4,243,300 547,880 8/20/25 4,690 —
Hong Kong Dollar ... CITI Sell 287,700 37,168 8/20/25 339 —
Hong Kong Dollar ... GSCO Sell 1,053,200 136,002 8/20/25 1,181 —
Hong Kong Dollar ... HSBK Sell 6,991,800 900,822 8/20/25 5,794 —
Hong Kong Dollar ... MSCO Sell 690,400 89,117 8/20/25 738 —
Japanese Yen ...... BOFA Buy 128,139,900 874,806 8/20/25 20,157 —
Japanese Yen ...... BOFA Sell 37,596,400 260,751 8/20/25 — (1,833)
Japanese Yen ...... BZWS Sell 96,262,200 668,918 8/20/25 — (3,404)
Japanese Yen ...... GSCO Sell 16,613,800 116,046 8/20/25 11 —
Japanese Yen ...... HSBK Buy 40,359,100 283,712 8/20/25 — (1,833)
Japanese Yen ...... HSBK Sell 5,053,800 35,689 8/20/25 392 —
Japanese Yen ...... JPHQ Buy 28,937,400 197,542 8/20/25 4,564 —
Japanese Yen ...... MSCO Buy 418,403,200 2,885,168 8/20/25 38,215 (1,141)
Japanese Yen ...... MSCO Sell 168,112,000 1,174,605 8/20/25 2,857 (2,393)
Japanese Yen ...... SSBT Sell 8,859,100 62,445 8/20/25 571 —
Japanese Yen ...... UBSW Buy 18,832,300 128,565 8/20/25 2,965 —
Singapore Dollar .... BZWS Sell 3,300 2,564 8/20/25 — (41)
Singapore Dollar .... HSBK Buy 1,507,400 1,161,209 8/20/25 28,798 —
Singapore Dollar .... JPHQ Buy 1,248,800 961,986 8/20/25 23,870 —
Singapore Dollar .... MSCO Buy 135,600 104,452 8/20/25 2,596 —
Singapore Dollar .... SSBT Buy 2,286,200 1,761,081 8/20/25 43,744 —
British Pound ...... BOFA Sell 1,239,000 1,674,154 9/17/25 — (27,416)
British Pound ...... BZWS Buy 283,200 383,545 9/17/25 5,386 —
British Pound ...... BZWS Sell 275,500 374,493 9/17/25 — (3,863)
British Pound ...... HSBK Buy 338,800 455,856 9/17/25 9,433 —
British Pound ...... HSBK Sell 3,190,300 4,307,782 9/17/25 — (73,591)
British Pound ...... JPHQ Sell 476,700 643,518 9/17/25 — (11,155)
British Pound ...... MSCO Buy 115,100 156,787 9/17/25 1,284 —
British Pound ...... MSCO Sell 2,519,500 3,403,879 9/17/25 — (56,256)
British Pound ...... SSBT Buy 403,100 553,235 9/17/25 359 —
British Pound ...... SSBT Sell 2,879,500 3,887,829 9/17/25 — (66,710)
British Pound ...... UBSW Sell 3,364,600 4,542,816 9/17/25 — (77,931)
Danish Krone ...... BOFA Buy 6,295,800 974,010 9/17/25 25,862 —
Danish Krone ...... BOFA Sell 2,916,900 448,576 9/17/25 — (14,674)
Danish Krone ...... CITI Sell 1,709,000 262,811 9/17/25 — (8,605)
Danish Krone ...... MSCO Sell 2,277,100 350,174 9/17/25 — (11,466)
Danish Krone ...... UBSW Sell 1,021,800 157,067 9/17/25 — (5,211)
Euro ............. BOFA Buy 166,400 196,401 9/17/25 633 —
Euro ............. BOFA Sell 1,187,900 1,369,303 9/17/25 — (37,284)
Euro ............. BZWS Sell 2,274,800 2,609,592 9/17/25 — (83,990)
Euro ............. CITI Sell 819,200 939,546 9/17/25 — (30,466)
Euro ............. GSCO Sell 118,300 135,672 9/17/25 — (4,407)
Euro ............. HSBK Buy 963,700 1,121,704 9/17/25 19,410 —
Euro ............. HSBK Sell 1,763,900 2,031,436 9/17/25 — (57,193)
Euro ............. JPHQ Sell 312,400 358,240 9/17/25 — (11,671)
Euro ............. MSCO Buy 363,500 428,745 9/17/25 1,674 —
Euro ............. MSCO Sell 11,783,300 13,523,363 9/17/25 — (429,198)
Euro ............. SSBT Buy 173,500 200,141 9/17/25 5,300 —
Euro ............. SSBT Sell 960,700 1,135,107 9/17/25 — (2,454)

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 9,500 10,897 9/17/25 $ — $ (352)
Euro ............. WPAC Sell 157,800 180,963 9/17/25 — (5,887)
Norwegian Krone ... BZWS Sell 186,600 18,403 9/17/25 — (119)
Norwegian Krone ... JPHQ Sell 9,282,100 915,191 9/17/25 — (6,151)
Norwegian Krone ... MSCO Sell 1,309,400 129,145 9/17/25 — (826)
Swedish Krona ..... BOFA Buy 474,600 49,762 9/17/25 662 —
Swedish Krona ..... BZWS Buy 5,751,900 602,963 9/17/25 8,146 —
Swedish Krona ..... HSBK Buy 12,502,200 1,310,484 9/17/25 17,809 —
Swedish Krona ..... SSBT Buy 3,041,800 318,828 9/17/25 4,347 —
Swiss Franc ....... BOFA Buy 205,600 258,996 9/17/25 2,690 —
Swiss Franc ....... BOFA Sell 324,200 410,386 9/17/25 — (2,252)
Swiss Franc ....... BZWS Buy 57,000 70,240 9/17/25 2,309 —
Swiss Franc ....... BZWS Sell 16,200 20,000 9/17/25 — (619)
Swiss Franc ....... GSCO Buy 603,600 743,799 9/17/25 24,457 —
Swiss Franc ....... GSCO Sell 206,200 254,319 9/17/25 — (8,130)
Swiss Franc ....... HSBK Buy 472,300 581,994 9/17/25 19,144 —
Swiss Franc ....... HSBK Sell 254,200 320,579 9/17/25 — (2,964)
Swiss Franc ....... JPHQ Buy 546,400 673,198 9/17/25 22,255 —
Swiss Franc ....... MSCO Buy 1,324,100 1,633,350 9/17/25 51,951 —
Swiss Franc ....... MSCO Sell 667,700 835,139 9/17/25 79 (14,782)
Swiss Franc ....... SSBT Buy 2,008,000 2,474,012 9/17/25 81,750 —
Swiss Franc ....... SSBT Sell 85,100 107,411 9/17/25 — (903)
Swiss Franc ....... UBSW Buy 1,007,300 1,240,227 9/17/25 41,854 —
Swiss Franc ....... UBSW Sell 40,600 50,509 9/17/25 — (1,166)
Total Forward Exchange Contracts ................................................... $932,034 $(1,336,674)
Net unrealized appreciation (depreciation) ............................................ $(404,640)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 13,114,000 $ 1,006,493 $ 632,436 $ 374,057
Non-
Investment
Grade
CDX.NA.IG.44 .. 1.00% Quarterly 6/20/30 124,747,000 2,800,963 2,051,463 749,500
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,807,456 $2,683,899 $1,123,557
Total Credit Default Swap Contracts .................................... $3,807,456 $ 2,683,899 $1,123,557
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 103,976,000 $ (494,492) $ 171,699 $ (666,191)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 51,910,000 227,061 67,698 159,363
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 25,498,000 (303,465) 87,319 (390,784)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 19,025,000 209,123 61,303 147,820
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 38,779,000 634,048 117,816 516,232
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 6,881,000 123,928 44,699 79,229
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 8,115,000 (201,235) 32,791 (234,026)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 21,124,000 449,947 35,060 414,887
Total Interest Rate Swap Contracts ................................. $644,915 $ 618,385 $26,530
*
In U.S. dollars unless otherwise indicated.

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following total return swap contracts outstanding.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
GSGLPWDL Index
#
....................
1-day SOFR
+ 0.4% Monthly GSCO 12/17/25 87,852,378 $ 765,772
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 6/11/26 133,310,362 1,599,677
Short
(b)
GSGLPWDS Index
#
...................
1-day SOFR
- 0.25% Monthly GSCO 12/17/25 84,075,087 (411,125)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 6/11/26 134,140,321 (1,218,671)
Total Return Swap Contracts .................................................................... $735,653
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives the variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSGLPWDL ) OF COMMON STOCKS
Eni SpA Energy 33,184 $ 536,001 0.60%
Engie SA Utilities 22,691 530,714 0.60%
Empire Co Ltd Consumer Staples 12,758 528,369 0.60%
Novartis AG Health Care 4,330 523,143 0.59%
ConocoPhillips Energy 5,751 516,104 0.58%
AT&T Inc Communication Services 17,786 514,716 0.58%
Exxon Mobil Corp Energy 4,775 514,695 0.58%
Netflix Inc Communication Services 384 513,725 0.58%
Iberdrola SA Utilities 26,834 513,122 0.58%
PayPal Holdings Inc Financials 6,875 510,982 0.58%
TotalEnergies SE Energy 8,347 510,481 0.58%
D'ieteren Group Consumer Discretionary 2,360 505,203 0.57%
Inpex Corp Energy 35,986 504,496 0.57%
Endesa SA Utilities 15,970 504,080 0.57%
SS&C Technologies Holdings Inc Industrials 6,056 501,478 0.57%
MSCI Inc Financials 867 499,816 0.56%
Graco Inc Industrials 5,793 498,017 0.56%
Dai Nippon Printing Co Ltd Industrials 32,652 495,058 0.56%
Amadeus IT Group SA Consumer Discretionary 5,885 493,772 0.56%
Telenor ASA Communication Services 31,859 493,322 0.56%
Osaka Gas Co Ltd Utilities 19,270 492,675 0.56%
PepsiCo Inc Consumer Staples 3,709 489,727 0.55%
Veralto Corp Industrials 4,842 488,772 0.55%
Weyerhaeuser Co Real Estate 18,755 481,808 0.54%
Avery Dennison Corp Materials 2,727 478,541 0.54%
FactSet Research Systems Inc Financials 1,053 470,843 0.53%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSGLPWDL) OF COMMON STOCKS (continued)
Verisk Analytics Inc Industrials 1,508 $ 469,802 0.53%
Smiths Group PLC Industrials 15,242 469,123 0.53%
Kirin Holdings Co Ltd Consumer Staples 33,458 467,775 0.53%
Elisa Oyj Communication Services 8,449 466,929 0.53%
Automatic Data Processing Inc Industrials 1,506 464,547 0.52%
Danone SA Consumer Staples 5,692 463,424 0.52%
George Weston Ltd Consumer Staples 2,309 462,069 0.52%
Garmin Ltd Consumer Discretionary 2,208 460,956 0.52%
Chevron Corp Energy 3,177 454,958 0.51%
Rio Tinto PLC Materials 7,798 453,618 0.51%
Telia Co AB Communication Services 126,560 451,110 0.51%
Philip Morris International Inc Consumer Staples 2,464 448,741 0.51%
Fairfax Financial Holdings Ltd Financials 249 447,729 0.50%
Tokyo Gas Co Ltd Utilities 13,286 440,773 0.50%
BOC Hong Kong Holdings Ltd Financials 101,448 440,684 0.50%
Allegion plc Industrials 3,053 440,037 0.50%
VeriSign Inc Information Technology 1,519 438,822 0.49%
Keysight Technologies Inc Information Technology 2,674 438,179 0.49%
Hartford Insurance Group Inc/The Financials 3,447 437,380 0.49%
Airbnb Inc Consumer Discretionary 3,260 431,397 0.49%
Royal Bank of Canada Financials 3,277 430,975 0.49%
United Utilities Group PLC Utilities 26,307 411,511 0.46%
Crown Holdings Inc Materials 3,982 410,081 0.46%
Meta Platforms Inc Communication Services 547 403,832 0.46%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Booking Holdings Inc Consumer Discretionary 148 857,714 1.27%
Pegasystems Inc Information Technology 15,840 857,417 1.27%
Netflix Inc Communication Services 639 855,088 1.27%
Virtu Financial Inc Financials 19,014 851,614 1.26%
Axis Capital Holdings Ltd Financials 8,183 849,551 1.26%
Johnson Controls International plc Industrials 8,038 849,007 1.26%
Uber Technologies Inc Industrials 9,081 847,244 1.26%
NRG Energy Inc Utilities 5,192 833,710 1.24%
Exelixis Inc Health Care 18,879 832,105 1.23%
Valero Energy Corp Energy 6,071 816,109 1.21%
Freeport-McMoRan Inc Materials 18,641 808,066 1.20%
Unum Group Financials 9,664 780,428 1.16%
Equitable Holdings Inc Financials 13,895 779,483 1.16%
MGIC Investment Corp Financials 27,616 768,831 1.14%
Cheniere Energy Inc Energy 3,100 754,894 1.12%
Natera Inc Health Care 4,430 748,368 1.11%
QUALCOMM Inc Information Technology 4,693 747,401 1.11%
DoorDash Inc Consumer Discretionary 3,015 743,276 1.10%
Howmet Aerospace Inc Industrials 3,951 735,443 1.09%
Spotify Technology SA Communication Services 946 725,704 1.08%
Wintrust Financial Corp Financials 5,707 707,566 1.05%
American International Group Inc Financials 8,162 698,553 1.04%
General Motors Co Consumer Discretionary 14,167 697,155 1.03%
Ventas Inc Real Estate 10,873 686,641 1.02%
Allison Transmission Holdings Inc Industrials 7,223 686,066 1.02%
AutoNation Inc Consumer Discretionary 3,437 682,702 1.01%
State Street Corp Financials 6,387 679,150 1.01%
Vornado Realty Trust Real Estate 17,331 662,728 0.98%
Synchrony Financial Financials 9,823 655,591 0.97%
Cadence Design Systems Inc Information Technology 2,086 642,881 0.95%
eBay Inc Consumer Discretionary 8,542 636,052 0.94%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Docusign Inc Information Technology 8,152 $ 634,953 0.94%
Tapestry Inc Consumer Discretionary 7,079 621,615 0.92%
Regeneron Pharmaceuticals Inc Health Care 1,171 614,554 0.91%
Pure Storage Inc Information Technology 10,405 599,136 0.89%
Curtiss-Wright Corp Industrials 1,196 584,142 0.87%
Duolingo Inc Consumer Discretionary 1,418 581,367 0.86%
Arista Networks Inc Information Technology 5,463 558,881 0.83%
Cirrus Logic Inc Information Technology 5,249 547,274 0.81%
GoDaddy Inc Information Technology 2,978 536,183 0.80%
Textron Inc Industrials 6,675 535,905 0.80%
Meta Platforms Inc Communication Services 722 532,789 0.79%
Jacobs Solutions Inc Industrials 4,020 528,474 0.78%
Southwest Airlines Co Industrials 16,257 527,384 0.78%
Toll Brothers Inc Consumer Discretionary 4,574 522,048 0.77%
Boyd Gaming Corp Consumer Discretionary 6,616 517,601 0.77%
Applied Materials Inc Information Technology 2,817 515,727 0.77%
American Tower Corp Real Estate 2,277 503,371 0.75%
Affiliated Managers Group Inc Financials 2,543 500,394 0.74%
Louisiana-Pacific Corp Materials 5,808 499,423 0.74%
A BASKET ( GSGLPWDS ) OF COMMON STOCKS
Keppel Ltd Industrials 87,952 512,391 0.61%
Westlake Corp Materials 6,573 499,078 0.59%
Infrastrutture Wireless Italiane SpA Communication Services 40,259 490,540 0.58%
Imperial Brands PLC Consumer Staples 12,434 490,197 0.58%
Ferrovial SE Industrials 9,109 483,926 0.57%
Air Products and Chemicals Inc Materials 1,711 482,652 0.57%
Swisscom AG Communication Services 682 482,256 0.57%
Allianz SE Financials 1,185 478,529 0.57%
Thomson Reuters Corp Industrials 2,376 476,883 0.56%
Orange SA Communication Services 31,338 475,097 0.56%
RELX PLC Industrials 8,711 469,983 0.56%
Masco Corp Industrials 7,287 469,008 0.55%
Straumann Holding AG Health Care 3,602 468,553 0.55%
Coca-Cola Co/The Consumer Staples 6,603 467,191 0.55%
Realty Income Corp Real Estate 8,101 466,673 0.55%
Hermes International SCA Consumer Discretionary 173 466,608 0.55%
Investor AB Financials 15,884 466,242 0.55%
Equifax Inc Industrials 1,793 464,969 0.55%
Singapore Telecommunications Ltd Communication Services 154,614 463,727 0.55%
Visa Inc Financials 1,298 461,000 0.54%
International Paper Co Materials 9,751 456,645 0.54%
Aeon Co Ltd Consumer Staples 14,696 449,695 0.53%
Waste Connections Inc Industrials 2,406 449,216 0.53%
Wilmar International Ltd Consumer Staples 197,533 445,113 0.53%
Paychex Inc Industrials 2,979 433,297 0.51%
Pernod Ricard SA Consumer Staples 4,355 432,506 0.51%
Haleon PLC Health Care 83,410 427,940 0.51%
Martin Marietta Materials Inc Materials 772 423,770 0.50%
Atmos Energy Corp Utilities 2,741 422,353 0.50%
Nutrien Ltd Materials 7,153 415,990 0.49%
EssilorLuxottica SA Health Care 1,485 405,902 0.48%
Swire Pacific Ltd Industrials 46,361 397,171 0.47%
REA Group Ltd Communication Services 2,429 382,762 0.45%
SAP SE Information Technology 1,254 380,073 0.45%
Antofagasta PLC Materials 14,921 369,983 0.44%
Walmart Inc Consumer Staples 3,775 369,115 0.44%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSGLPWDS) OF COMMON STOCKS (continued)
Bureau Veritas SA Industrials 10,715 $ 363,986 0.43%
Royalty Pharma PLC Health Care 10,096 363,775 0.43%
Saputo Inc Consumer Staples 17,720 361,939 0.43%
Hess Corp Energy 2,605 360,903 0.43%
Marriott International Inc/MD Consumer Discretionary 1,315 359,360 0.42%
Diamondback Energy Inc Energy 2,590 355,899 0.42%
Redeia Corp SA Utilities 16,669 355,141 0.42%
Ingersoll Rand Inc Industrials 4,256 354,000 0.42%
Acciona SA Utilities 1,957 351,039 0.41%
Metso Oyj Industrials 26,824 345,725 0.41%
CAR Group Ltd Communication Services 13,944 341,951 0.40%
Southern Co/The Utilities 3,723 341,886 0.40%
Dominion Energy Inc Utilities 6,048 341,809 0.40%
Salmar ASA Consumer Staples 7,891 340,612 0.40%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
SoFi Technologies Inc Financials 48,770 888,106 1.32%
Royal Caribbean Cruises Ltd Consumer Discretionary 2,707 847,760 1.26%
Take-Two Interactive Software Inc Communication Services 3,490 847,595 1.26%
DT Midstream Inc Energy 7,696 845,878 1.26%
BWX Technologies Inc Industrials 5,852 842,997 1.25%
Blue Owl Capital Inc Financials 43,079 827,539 1.23%
Diamondback Energy Inc Energy 5,995 823,666 1.23%
Micron Technology Inc Information Technology 6,447 794,644 1.18%
Lithia Motors Inc Consumer Discretionary 2,317 782,575 1.16%
Ares Management Corp Financials 4,296 744,079 1.11%
Dell Technologies Inc Information Technology 6,055 742,315 1.10%
Gen Digital Inc Information Technology 25,182 740,347 1.10%
Kinsale Capital Group Inc Financials 1,529 740,064 1.10%
MKS Inc Information Technology 7,224 717,794 1.07%
Air Products and Chemicals Inc Materials 2,540 716,422 1.07%
Tyler Technologies Inc Information Technology 1,188 704,349 1.05%
Domino's Pizza Inc Consumer Discretionary 1,562 703,639 1.05%
Roivant Sciences Ltd Health Care 62,381 703,031 1.05%
Carnival Corp Consumer Discretionary 24,835 698,358 1.04%
Jack Henry & Associates Inc Financials 3,834 690,787 1.03%
Digital Realty Trust Inc Real Estate 3,911 681,887 1.01%
Aon PLC Financials 1,900 677,929 1.01%
Texas Instruments Inc Information Technology 2,978 618,252 0.92%
Equifax Inc Industrials 2,329 604,034 0.90%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 29,562 599,521 0.89%
RPM International Inc Materials 5,335 586,003 0.87%
Watsco Inc Industrials 1,290 569,629 0.85%
Monolithic Power Systems Inc Information Technology 765 559,450 0.83%
LPL Financial Holdings Inc Financials 1,487 557,761 0.83%
Affirm Holdings Inc Financials 7,977 551,548 0.82%
Entegris Inc Information Technology 6,672 538,117 0.80%
Atmos Energy Corp Utilities 3,428 528,355 0.79%
Ross Stores Inc Consumer Discretionary 4,140 528,194 0.79%
Amdocs Ltd Information Technology 5,745 524,150 0.78%
Expand Energy Corp Energy 4,452 520,565 0.77%
Royal Gold Inc Materials 2,903 516,315 0.77%
NIKE Inc Consumer Discretionary 7,258 515,576 0.77%
NU Holdings Ltd/Cayman Islands Financials 37,436 513,616 0.76%
Avis Budget Group Inc Industrials 2,963 500,837 0.74%
PTC Inc Information Technology 2,890 498,103 0.74%
Fox Corp Communication Services 9,475 489,202 0.73%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See A bbreviations on page 73 .
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAS) OF COMMON STOCKS (continued)
Marriott International Inc/MD Consumer Discretionary 1,789 $ 488,838 0.73%
MicroStrategy Inc Information Technology 1,187 479,880 0.71%
DR Horton Inc Consumer Discretionary 3,646 470,033 0.70%
elf Beauty Inc Consumer Staples 3,767 468,808 0.70%
Somnigroup International Inc Consumer Discretionary 6,454 439,165 0.65%
Arthur J Gallagher & Co Financials 1,371 438,897 0.65%
Liberty Broadband Corp Communication Services 4,461 438,876 0.65%
Healthcare Realty Trust Inc Real Estate 27,220 431,711 0.64%
Bunge Global SA Consumer Staples 5,333 428,127 0.64%

Putnam Asset Allocation Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $108,641,599 $556,536,535 $(571,718,987) $— $— $93,459,147 93,459,147 $4,071,813
Total Affiliated Securities ... $108,641,599 $556,536,535 $(571,718,987) $— $— $93,459,147 $4,071,813
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 36,506,281 $ 8,050,735 $ — $ 44,557,016
Air Freight & Logistics ................... 6,287,603 — — 6,287,603
Automobile Components ................. 1,358,875 855,812 — 2,214,687
Automobiles .......................... 23,458,104 1,078,016 — 24,536,120
Banks ............................... 50,825,750 32,233,777 — 83,059,527
Beverages ........................... 12,884,247 2,301,917 — 15,186,164
Biotechnology ......................... 32,206,638 597,574 — 32,804,212
Broadline Retail ....................... 63,094,682 4,071,411 — 67,166,093
Building Products ...................... 12,392,994 3,849,311 — 16,242,305
Capital Markets ........................ 49,202,263 14,774,767 — 63,977,030
Chemicals ........................... 23,093,976 5,654,268 — 28,748,244
Commercial Services & Supplies ........... 8,323,944 836,744 — 9,160,688
Communications Equipment .............. 17,594,769 795,843 — 18,390,612
Construction & Engineering ............... 2,173,293 3,815,788 — 5,989,081
Construction Materials .................. 6,553,414 4,618,588 — 11,172,002
Consumer Finance ..................... 12,193,263 — — 12,193,263
Consumer Staples Distribution & Retail ...... 28,140,300 4,876,933 — 33,017,233
Containers & Packaging ................. 3,831,334 — — 3,831,334
Diversified Consumer Services ............ 2,765,655 — — 2,765,655
Diversified REITs ...................... 927,216 88,892 — 1,016,108
Diversified Telecommunication Services ..... 5,621,379 2,227,365 — 7,848,744
Electric Utilities ........................ 27,374,412 5,767,301 — 33,141,713
Electrical Equipment .................... 9,051,060 7,285,714 — 16,336,774
Electronic Equipment, Instruments &
Components ........................ 3,258,043 — — 3,258,043
Energy Equipment & Services ............. 5,798,212 — — 5,798,212
Entertainment ......................... 33,719,064 4,335,538 — 38,054,602
Financial Services ...................... 58,163,136 2,393,272 — 60,556,408
Food Products ........................ 3,975,712 5,357,787 — 9,333,499
Gas Utilities .......................... 1,281,744 — — 1,281,744
Ground Transportation .................. 12,112,389 — — 12,112,389
Health Care Equipment & Supplies ......... 20,549,147 4,421,418 — 24,970,565
Health Care Providers & Services .......... 24,338,908 797,616 — 25,136,524
Health Care REITs ..................... 1,499,121 — — 1,499,121
Health Care Technology ................. 7,154,616 — — 7,154,616
Hotel & Resort REITs ................... 507,164 — — 507,164
Hotels, Restaurants & Leisure ............. 30,896,752 6,103,004 — 36,999,756
Household Durables .................... 9,674,041 2,347,829 — 12,021,870
Household Products .................... 14,529,857 1,239,445 — 15,769,302
Independent Power and Renewable Electricity
Producers .......................... 856,252 314,958 — 1,171,210
Industrial Conglomerates ................ 5,505,058 2,961,930 — 8,466,988
Industrial REITs ....................... 3,352,500 — — 3,352,500
Insurance ............................ 32,472,401 9,522,752 — 41,995,153
Interactive Media & Services .............. 87,057,210 2,987,502 — 90,044,712
IT Services ........................... 11,425,240 483,891 — 11,909,131
Leisure Products ....................... 820,814 716,784 — 1,537,598
Life Sciences Tools & Services ............ 5,588,702 2,452,296 — 8,040,998
Machinery ............................ 16,316,342 3,299,612 — 19,615,954
Marine Transportation ................... 1,829,056 — — 1,829,056
Media ............................... 7,023,232 420,993 — 7,444,225
Metals & Mining ....................... 7,607,723 7,253,576 — 14,861,299
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ 1,146,229 $ — $ — $ 1,146,229
Multi-Utilities .......................... 2,908,333 3,251,016 — 6,159,349
Office REITs .......................... 2,857,969 — — 2,857,969
Oil, Gas & Consumable Fuels ............. 28,614,385 13,287,028 — 41,901,413
Paper & Forest Products ................. 909,235 — — 909,235
Passenger Airlines ..................... 8,013,360 1,737,538 — 9,750,898
Personal Care Products ................. — 2,954,342 — 2,954,342
Pharmaceuticals ....................... 40,796,799 22,795,029 — 63,591,828
Professional Services ................... 13,453,258 2,848,845 — 16,302,103
Real Estate Management & Development .... 7,111,074 — — 7,111,074
Residential REITs ...................... 4,698,376 — — 4,698,376
Retail REITs .......................... 7,995,487 — — 7,995,487
Semiconductors & Semiconductor Equipment . 145,857,936 9,661,106 — 155,519,042
Software ............................. 147,241,985 2,606,630 — 149,848,615
Specialized REITs ...................... 8,686,352 — — 8,686,352
Specialty Retail ........................ 15,921,649 2,603,218 — 18,524,867
Technology Hardware, Storage & Peripherals . 76,966,285 — — 76,966,285
Textiles, Apparel & Luxury Goods .......... 1,433,472 3,890,357 — 5,323,829
Tobacco ............................. 20,668,469 1,551,683 — 22,220,152
Trading Companies & Distributors .......... 4,655,286 2,788,148 — 7,443,434
Transportation Infrastructure .............. — 825,639 — 825,639
Water Utilities ......................... 257,273 — — 257,273
Wireless Telecommunication Services ....... 4,813,567 2,659,767 — 7,473,334
Convertible Preferred Stocks ................ 650,891 — — 650,891
Preferred Stocks ......................... — 937,703 — 937,703
Rights ................................. — — 8,448 8,448
Convertible Bonds ....................... — 730,933 — 730,933
Corporate Bonds ........................ — 277,980,196 — 277,980,196
Senior Floating Rate Interests ............... — 5,986,283 — 5,986,283
Foreign Government and Agency Securities .... — 14,514,820 — 14,514,820
U.S. Government and Agency Securities ....... — 619,218 — 619,218
Asset-Backed Securities ................... — 28,557,588 — 28,557,588
Commercial Mortgage-Backed Securities ...... — 18,892,973 — 18,892,973
Mortgage-Backed Securities ................ — 218,853,447 — 218,853,447
Residential Mortgage-Backed Securities ....... — 26,332,347 — 26,332,347
Agency Commercial Mortgage-Backed Securities — 16,144,387 — 16,144,387
Short Term Investments ................... 93,459,147 40,853,149 — 134,312,296
Total Investments in Securities ........... $1,482,290,705 $885,054,349
a
$8,448 $2,367,353,502
Other Financial Instruments:
Forward Exchange Contracts ............... $— $932,034 $— $932,034
Futures Contracts ....................... 3,501,902 — — 3,501,902
Swap Contracts ......................... — 4,806,537 — 4,806,537
Total Other Financial Instruments ......... $3,501,902 $5,738,571 $— $9,240,473
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 17,216,159 $ — $ 17,216,159
Forward Exchange Contracts ............... — 1,336,674 — 1,336,674
Futures Contracts ........................ 9,701,363 — — 9,701,363
Swap Contracts ......................... — 2,920,797 — 2,920,797
Total Other Financial Instruments ......... $9,701,363 $21,473,630 $— $31,174,993
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
Includes foreign securities valued at $235,088,368, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.